                        NATIONWIDE LIFE INSURANCE COMPANY

           Modified Single Premium Deferred Variable Annuity Contracts

                   Issued by Nationwide Life Insurance Company
            through its Nationwide Fidelity Advisor Variable Account

                   The date of this prospectus is May 1, 2000.


Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful to many investors in meeting long-term savings and retirement needs. There are, however, costs and charges associated with some of these unique benefits - costs and charges that do not exist or are not present with other investment products. With help from financial consultants or advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus with those of other investment products, including other variable annuity or variable life insurance products offered by Nationwide Life Insurance Company and its affiliates. This process will aid in determining whether the purchase of the contract described in this prospectus is consistent with an individual's goals, risk tolerance, time horizon, marital status, tax situation, and other personal characteristics and needs.

THIS PROSPECTUS CONTAINS BASIC INFORMATION YOU SHOULD KNOW ABOUT THE CONTRACTS BEFORE INVESTING. PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE.

The following underlying mutual funds are available under the contracts:

FIDELITY VARIABLE INSURANCE PRODUCTS FUND

     o VIP Equity-Income Portfolio

     o VIP Growth Portfolio

     o VIP High Income Portfolio*

     o VIP Money Market Portfolio

     o VIP Overseas Portfolio

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II

     o VIP II Asset Manager Portfolio

     o VIP II Asset Manager: Growth Portfolio

     o VIP II Contrafund(R) Portfolio

     o VIP II Investment Grade Bond Portfolio

     o VIP II Index 500 Portfolio

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III

     o VIP III Balanced Portfolio

     o VIP III Growth & Income Portfolio

     o VIP III Growth Opportunities Portfolio

*This underlying mutual fund may invest in lower quality debt securities commonly referred to as junk bonds.

Purchase payments not invested in the underlying mutual fund options of the Nationwide Fidelity Advisor Variable Account ("variable account") may be allocated to the fixed account.

The Statement of Additional Information (dated May 1, 2000) which contains additional information about the contracts and the variable account, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 43.

For general information or to obtain FREE copies of the:

     o Statement of Additional Information;

     o prospectus, annual report or semi-annual report for any underlying mutual fund; or

     o required Nationwide forms,

call:   1-800-494-1132
        1-800-573-2447 (VOICE RESPONSE
                       AVAILABLE 24 HOURS)
        1-800-238-3035 (TDD)

or write:

       NATIONWIDE LIFE INSURANCE COMPANY
       P.O. BOX 182610
       COLUMBUS, OHIO 43216




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The Statement of Additional Information and other materials incorporated by reference can be found on the SEC website at:

                                   WWW.SEC.GOV

THIS ANNUITY IS NOT:

o     A BANK DEPOSIT                 o     FEDERALLY INSURED

o     ENDORSED BY A BANK OR          o     AVAILABLE IN
      GOVERNMENT AGENCY                    EVERY STATE

Investors assume certain risks when investing in the contracts, including the possibility of losing money.

These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contracts. Guarantees under the contracts are the sole responsibility of Nationwide.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



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GLOSSARY OF SPECIAL TERMS

ACCUMULATION UNIT- An accounting unit of measure used to calculate the contract value allocated to the variable account before the annuitization date.

ANNUITIZATION DATE- The date on which annuity payments begin.

ANNUITY COMMENCEMENT DATE- The date on which annuity payments are scheduled to begin. This date may be changed by the contract owner with Nationwide's consent.

ANNUITY UNIT- An accounting unit of measure used to calculate the variable annuity payments.

CONTRACT VALUE- The total value of all accumulation units in a contract plus any amount held in the fixed account.

CONTRACT YEAR- Each year the contract is in force beginning with the date the contract is issued.

ERISA- The Employee Retirement Income Security Act of 1974, as amended.

FIXED ACCOUNT- An investment option that is funded by the general account of Nationwide.

GENERAL ACCOUNT- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

INDIVIDUAL RETIREMENT ACCOUNT- An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

INDIVIDUAL RETIREMENT ANNUITY- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

INVESTMENT-ONLY CONTRACT- A contract purchased by a Qualified Pension, Profit-Sharing or Stock Bonus Plan as defined by Section 401(a) if the Internal Revenue Code.

NATIONWIDE- Nationwide Life Insurance Company.

NON-QUALIFIED CONTRACT- A contract which does not qualify for favorable tax treatment as an Individual Retirement Annuity, Roth IRA, or Tax Sheltered Annuity.

QUALIFIED PLANS- Retirement plans which receive favorable tax treatment under
Section 401 or 403(a) of the Internal Revenue Code.

ROTH IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408A of the Internal Revenue Code.

SUB-ACCOUNTS- Divisions of the variable account to and for which accumulation units and annuity units are separately maintained - each sub-account corresponds to a single underlying mutual fund.

TAX SHELTERED ANNUITY- An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.

VALUATION PERIOD- Each day the New York Stock Exchange is open for business.

VARIABLE ACCOUNT- Nationwide Fidelity Advisor Variable Account, a separate account of Nationwide that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.




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TABLE OF CONTENTS


GLOSSARY OF SPECIAL TERMS.........................3

SUMMARY OF STANDARD CONTRACT EXPENSES.............6

ADDITIONAL CONTRACT OPTIONS.......................7

UNDERLYING MUTUAL FUND ANNUAL EXPENSES............8

EXAMPLE...........................................9

SYNOPSIS OF THE CONTRACTS........................10

FINANCIAL STATEMENTS.............................10

CONDENSED FINANCIAL INFORMATION..................11

NATIONWIDE LIFE INSURANCE COMPANY................11

GENERAL DISTRIBUTOR..............................11

TYPES OF CONTRACTS...............................11
     Non-Qualified Annuity Contracts
     Individual Retirement Annuities (IRAs)
     Roth IRAs
     Tax Sheltered Annuities

INVESTING IN THE CONTRACT........................12
     The Variable Account and Underlying
        Mutual Funds
     The Fixed Account

STANDARD CHARGES AND DEDUCTIONS..................14
     Mortality and Expense Risk Charge
     Administration Charge
     Contingent Deferred Sales Charge
     Premium Taxes

OPTIONAL CONTRACT BENEFITS, CHARGES AND
     DEDUCTIONS..................................16
     Death Benefit Options

CONTRACT OWNERSHIP...............................17
     Joint Ownership
     Contingent Ownership
     Annuitant
     Beneficiary and Contingent Beneficiary

OPERATION OF THE CONTRACT........................18
     Minimum Initial and Subsequent Purchase
        Payments
     Pricing
     Allocation of Purchase Payments
     Determining the Contract Value
     Transfers Prior to Annuitization
     Transfers After Annuitization
     Transfer Requests

RIGHT TO REVOKE..................................21

SURRENDER (REDEMPTION)...........................22
     Partial Surrenders (Partial Redemptions)
     Full Surrenders (Full Redemptions)
     Surrenders Under a Texas Optional
        Retirement Program or a Louisiana
        Optional Retirement Plan
     Surrenders Under a Tax Sheltered Annuity

LOAN PRIVILEGE...................................23
     Minimum and Maximum Loan Amounts
     Loan Processing Fee
     How Loan Requests are Processed
     Interest
     Loan Repayment
     Distributions and Annuity Payments
     Transferring the Contract
     Grace Period and Loan Default

ASSIGNMENT.......................................25

CONTRACT OWNER SERVICES..........................25
     Asset Rebalancing
     Dollar Cost Averaging
     Systematic Withdrawals

ANNUITY COMMENCEMENT DATE........................27

ANNUITIZING THE CONTRACT.........................27
     Annuitization Date
     Annuitization
     Fixed Payment Annuity
     Variable Payment Annuity
     Frequency and Amount of Annuity Payments
     Annuity Payment Options



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DEATH BENEFITS...................................29
     Death of Contract Owner - Non-Qualified
        Contracts
     Death of Annuitant - Non-Qualified
        Contracts
     Death of Contract Owner/Annuitant
     Death Benefit Payment

REQUIRED DISTRIBUTIONS...........................31
     Required Distributions for Non-Qualified
        Contracts
     Required Distributions for Tax Sheltered
        Annuities
     Required Distributions for Individual
        Retirement Annuities
     Required Distributions for Roth IRAs

FEDERAL TAX CONSIDERATIONS.......................34
     Federal Income Taxes
     Withholding
     Non-Resident Aliens
     Federal Estate, Gift, and Generation
        Skipping Transfer Taxes
     Charge for Tax
     Diversification
     Tax Changes

STATEMENTS AND REPORTS...........................38

LEGAL PROCEEDINGS................................39

ADVERTISING AND SUB-ACCOUNT PERFORMANCE
     SUMMARY.....................................40
     Advertising

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL
     INFORMATION.................................43

APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL
     FUNDS.......................................44

APPENDIX B: CONDENSED FINANCIAL INFORMATION......47




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SUMMARY OF STANDARD CONTRACT EXPENSES

The expenses listed below are charged to all contracts unless:

     o the contract owner meets an available exception under the contract; or

     o a contract owner has replaced a standard benefit with an available option for an additional charge.

CONTRACT OWNER TRANSACTION EXPENSES

Maximum Contingent Deferred Sales
Charge ("CDSC") (as a percentage of
purchase payments surrendered)..................7%(1)

Range of CDSC over time:

-------------------------------- ------------------------
Number of Completed Years from            CDSC
   Date of Purchase Payment            Percentage
-------------------------------- ------------------------
               0                           7%
-------------------------------- ------------------------
               1                           6%
-------------------------------- ------------------------
               2                           5%
-------------------------------- ------------------------
               3                           4%
-------------------------------- ------------------------
               4                           3%
-------------------------------- ------------------------
               5                           2%
-------------------------------- ------------------------
               6                           1%
-------------------------------- ------------------------
               7                           0%
-------------------------------- ------------------------

(1) Each contract year, the contract owner may withdraw without a CDSC the greater of:

    a) 10% of all purchase payments made to the contract; or

    b) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This free withdrawal privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year (see "Contingent Deferred Sales Charge").

Withdrawals may be restricted for contracts issued as Tax Sheltered Annuities due to Internal Revenue Code restrictions.



VARIABLE ACCOUNT CHARGES(2)
(as a percentage of daily net assets of the variable account)

Mortality and Expense Risk Charge.............1.25%
Administration Charge.........................0.15%
     Total Variable Account Charges...........1.40%(3)

(2) These charges apply only to sub-account allocations. They do not apply to allocations made to the fixed account. They are charged on a daily basis at the annual rate noted above.

(3) Charges shown include the Five-Year Reset Death Benefit that is standard to every contract (see "Death Benefit Payment").

Nationwide may assess a loan processing fee at the time each new loan is processed. Loans are only available for contracts issued as Tax Sheltered Annuities. Loans are not available in all states. In addition, some states may not permit Nationwide to assess a loan processing fee (see "Loan Privilege").



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




ADDITIONAL CONTRACT OPTIONS

For an additional charge, the following death benefit options are available to contract owners. Such options must be elected at the time of application and will replace the Five-Year Reset Death Benefit that is standard to every contract.

Charges for the optional death benefits are IN ADDITION TO the standard variable account charges. The optional death benefit charges will only apply to allocations made to the variable account and are charged as a percentage of the average variable account value. They are charged on a daily basis at the annual rate noted below.

OPTIONAL DEATH BENEFITS

An applicant may choose among the following death benefits as a replacement for the death benefits instead of the Five-Year Reset Death Benefit that is standard to every contract.

The optional death benefits are:

   Optional Long Term
   Care Facility and One-Year Step Up
   Death Benefit................................0.05%
     Total Variable Account Charges
     (including One-Year Step Up
     Death Benefit).............................1.45%

   Optional Long Term
   Care Facility and 5% Enhanced Death
   Benefit......................................0.10%
     Total Variable Account Charges
     (including 5% Enhanced Death
     Benefit)...................................1.50%



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


                                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES
                 (AS A PERCENTAGE OF UNDERLYING MUTUAL FUND NET ASSETS, AFTER EXPENSE REIMBURSEMENT)

--------------------------------------------------------------------------------------------------------------------
                                                          Management        Other         12b-1      Total Mutual
                                                             Fees         Expenses         Fees      Fund Expenses
--------------------------------------------------------------------------------------------------------------------
VIP Equity-Income Portfolio                                 0.48%          0.08%          0.00%          0.56%
--------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                        0.58%          0.07%          0.00%          0.65%
--------------------------------------------------------------------------------------------------------------------
VIP High Income Portfolio                                   0.58%          0.11%          0.00%          0.69%
--------------------------------------------------------------------------------------------------------------------
VIP Money Market Portfolio                                  0.18%          0.09%          0.00%          0.27%
--------------------------------------------------------------------------------------------------------------------
VIP Overseas Portfolio                                      0.73%          0.14%          0.00%          0.87%
--------------------------------------------------------------------------------------------------------------------
VIP II Asset Manager Portfolio                              0.53%          0.09%          0.00%          0.62%
--------------------------------------------------------------------------------------------------------------------
VIP II Asset Manager: Growth Portfolio                      0.58%          0.12%          0.00%          0.70%
--------------------------------------------------------------------------------------------------------------------
VIP II Contrafund(R)Portfolio                               0.58%          0.07%          0.00%          0.65%
--------------------------------------------------------------------------------------------------------------------
VIP II Investment Grade Bond Portfolio                      0.43%          0.11%          0.00%          0.54%
--------------------------------------------------------------------------------------------------------------------
VIP II Index 500 Portfolio                                  0.24%          0.04%          0.00%          0.28%
--------------------------------------------------------------------------------------------------------------------
VIP III Balanced Portfolio                                  0.43%          0.12%          0.00%          0.55%
--------------------------------------------------------------------------------------------------------------------
VIP III Growth & Income Portfolio                           0.48%          0.11%          0.00%          0.59%
--------------------------------------------------------------------------------------------------------------------
VIP III Growth Opportunities Portfolio                      0.58%          0.10%          0.00%          0.68%
--------------------------------------------------------------------------------------------------------------------


The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value in calculating the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

Some underlying mutual funds are subject to fee waivers and expense reimbursements. The following chart shows what the expenses would have been for such funds without fee waivers and expense reimbursements.


--------------------------------------------------------------------------------------------------------------------
                                                          Management        Other         12b-1      Total Mutual
                                                             Fees         Expenses         Fees      Fund Expenses
--------------------------------------------------------------------------------------------------------------------
VIP Equity-Income Portfolio                                 0.48%          0.09%          0.00%          0.57%
--------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                        0.58%          0.08%          0.00%          0.66%
--------------------------------------------------------------------------------------------------------------------
VIP Overseas Portfolio                                      0.73%          0.18%          0.00%          0.91%
--------------------------------------------------------------------------------------------------------------------
VIP II Asset Manager Portfolio                              0.53%          0.10%          0.00%          0.63%
--------------------------------------------------------------------------------------------------------------------
VIP II Asset Manager Growth Portfolio                       0.58%          0.13%          0.00%          0.71%
--------------------------------------------------------------------------------------------------------------------
VIP II Contrafund(R)Portfolio                               0.58%          0.09%          0.00%          0.67%
--------------------------------------------------------------------------------------------------------------------
VIP II Index 500 Portfolio                                  0.24%          0.10%          0.00%          0.34%
--------------------------------------------------------------------------------------------------------------------
VIP III Balanced Portfolio                                  0.43%          0.14%          0.00%          0.57%
--------------------------------------------------------------------------------------------------------------------
VIP III Growth & Income Portfolio                           0.48%          0.12%          0.00%          0.60%
--------------------------------------------------------------------------------------------------------------------
VIP III Growth Opportunities Portfolio                      0.58%          0.11%          0.00%          0.69%
--------------------------------------------------------------------------------------------------------------------




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EXAMPLE

The following chart shows the expenses (in dollars) that would be incurred under this contract assuming a $1,000 investment, 5% annual return, and no change in expenses.

These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown below. The chart reflects expenses of both the variable account and the underlying mutual funds. The assumed variable account charge is 1.55% which includes the optional 5% Enhanced Death Benefit.

For those contracts that do not elect the 5% Enhanced Death Benefit, the expenses are reduced. Deductions for premium taxes are not reflected but may apply.


--------------------------------------------------------------------------------------------------------------------------
                               If you surrender your contract If you do not surrender your  If you annuitize your contract
                                at the end of the applicable   contract at the end of the    at the end of the applicable
                                        time period              applicable time period            time period
--------------------------------------------------------------------------------------------------------------------------
                               1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs. 10 Yrs.
--------------------------------------------------------------------------------------------------------------------------
VIP Equity-Income Portfolio      86     116    149     262      23    71     122     262      *     71     122     262
--------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio             87     119    154     272      24    74     127     272      *     74     127     272
--------------------------------------------------------------------------------------------------------------------------
VIP  High Income Portfolio       88     121    156     276      25    76     129     276      *     76     129     276
--------------------------------------------------------------------------------------------------------------------------
VIP Money Market Portfolio       83     107    134     231      20    62     107     231      *     62     107     231
--------------------------------------------------------------------------------------------------------------------------
VIP Overseas Portfolio           89     126    156     294      26    81     139     294      *     81     139     294
--------------------------------------------------------------------------------------------------------------------------
VIP II Asset Manager             87     118    153     268      24    73     126     268      *     73     126     268
Portfolio
--------------------------------------------------------------------------------------------------------------------------
VIP II Asset Manager: Growth     88     121    157     277      25    76     130     277      *     76     130     277
Portfolio
--------------------------------------------------------------------------------------------------------------------------
VIP II Contrafund(R) Portfolio   87     119    154     272      24    74     127     272      *     74     127     272
--------------------------------------------------------------------------------------------------------------------------
VIP II Investment Grade Bond     86     116    148     260      23    71     121     260      *     71     121     260
Portfolio
--------------------------------------------------------------------------------------------------------------------------
VIP II Index 500 Portfolio       83     108    135     232      20    63     108     232      *     63     108     232
--------------------------------------------------------------------------------------------------------------------------
VIP III Balanced Portfolio       86     116    149     261      23    71     122     261      *     71     122     261
--------------------------------------------------------------------------------------------------------------------------
VIP III Growth & Income          87     117    151     265      24    72     124     265      *     72     124     265
Portfolio
--------------------------------------------------------------------------------------------------------------------------
VIP III Growth Opportunities     87     120    156     275      24    75     129     275      *     75     129     275
Portfolio
--------------------------------------------------------------------------------------------------------------------------

*The contracts sold under this prospectus do not permit annuitization during the first two contract years.



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SYNOPSIS OF THE CONTRACTS

The contracts described in this prospectus are modified single purchase payment contracts. The contracts may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)" and references to "contract owner" will mean "participant."

The contracts can be categorized as:

     o Non-Qualified;
     o 401(a) Investment-only;
     o IRAs, with contributions rolled over or transferred from certain tax-qualified plans
     o Roth IRAs; or
     o Tax Sheltered Annuities, with contributions rolled over or transferred from other Tax Sheltered Annuity plans.

For more detailed information with regard to differences in contract types, please see "Types of Contracts" later in the prospectus.

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

-------------------- ----------------- ------------------
                      MINIMUM INITIAL      MINIMUM
     CONTRACT            PURCHASE         SUBSEQUENT
       TYPE              PAYMENT           PAYMENTS
-------------------- ----------------- ------------------
Non-Qualified            $15,000            $1,000
-------------------- ----------------- ------------------
401(a)
Investment-only          $15,000            $1,000
-------------------- ----------------- ------------------
IRA                      $15,000            $1,000
-------------------- ----------------- ------------------
Roth IRA                 $15,000            $1,000
-------------------- ----------------- ------------------
Tax Sheltered            $15,000            $1,000
Annuity
-------------------- ----------------- ------------------

CHARGES AND EXPENSES

Nationwide deducts a mortality and expense risk charge equal to an annual rate of 1.25% of the daily net assets of the variable account. Nationwide assesses this charge in return for bearing certain mortality and expense risks.

Nationwide deducts an administration charge equal to an annual rate of 0.15% of the daily net assets of the variable account. Nationwide assesses this charge for reimbursement of administrative expenses relating to contract issuance and maintenance.

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a CDSC if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments surrendered.

Two optional death benefits are available under the contract. Nationwide will deduct 0.05% if the One-Year Step Up Death Benefit is elected, or 0.10% if the 5% Enhanced Death Benefit is elected.

ANNUITY PAYMENTS

Annuity payments begin on the annuitization date. The payments will be based on the annuity payment option chosen at the time of application (see "Annuity Payment Options").

TAXATION

How the contracts are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Nationwide will charge against the contract any premium taxes levied by any governmental authority (see "Federal Tax Considerations" and "Premium Taxes").

TEN DAY FREE LOOK

Contract owners may return the contract for any reason within ten days of receipt and Nationwide will refund the contract value or other amounts required by law (see "Right to Revoke").

FINANCIAL STATEMENTS

Financial statements for the variable account and Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained without charge by contacting Nationwide's home office at the telephone number listed on page 1 of this prospectus.


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


CONDENSED FINANCIAL INFORMATION

The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of variable account charges, which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Variable Payment Annuity"). Please refer to Appendix B for information regarding each class of accumulation units.

NATIONWIDE LIFE INSURANCE COMPANY

Nationwide is a stock life insurance company organized under Ohio law in March, 1929 with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products. It is admitted to do business in all states, the District of Columbia and Puerto Rico.

GENERAL DISTRIBUTOR

The contracts are distributed by the general distributor, Fidelity Investments Institutional Services Company, Inc.

TYPES OF CONTRACTS

The contracts described in this prospectus are classified according to the tax treatment they are subject to under the Internal Revenue Code. The following is a general description of the various types of contracts. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on the type of contract.

NON-QUALIFIED ANNUITY CONTRACTS

A Non-Qualified Annuity Contract is a contract that does not qualify for certain tax benefits under the Internal Revenue Code, and which is not an IRA, a Roth IRA or a Tax Sheltered Annuity.

Upon the death of the owner of a Non-Qualified Annuity Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.

Non-Qualified Annuity contracts that are owned by natural persons allow for the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.

INDIVIDUAL RETIREMENT ANNUITIES (IRAS)

Individual Retirement Annuities are contracts that are issued by insurance companies and satisfy the following requirements:

     o the contract is not transferable by the owner;

     o the premiums are not fixed;

     o the annual premium cannot exceed $2,000 (although rollovers of greater amounts from qualified plans, tax-sheltered annuities and other IRAs can be received);

     o certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2;

     o the entire interest of the owner in the contract is nonforfeitable; and

     o after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

IRAs may receive rollover contributions from other Individual Accounts and Individual Annuities, from Tax Sheltered Annuities, and from qualified retirement plans, including 401(k) plans.

For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established.

ROTH IRAS

Roth IRA contracts are contracts that are issued by insurance companies and satisfy the following requirements:

     o the contract is not transferable by the owner;

     o the premiums are not fixed;

     o the annual premium cannot exceed $2,000 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);

     o the entire interest of the owner in the contract is nonforfeitable; and

     o after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an IRA; however, the amount rolled over from the IRA to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to roll over amounts from an IRA to a Roth IRA. For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established.

TAX SHELTERED ANNUITIES

Certain tax-exempt organizations (described in section 501(c)(3) of the Internal Revenue Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.

Purchase payments made to Tax Sheltered Annuities are excludible from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred. Certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2, and after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

INVESTING IN THE CONTRACT

THE VARIABLE ACCOUNT AND UNDERLYING MUTUAL FUNDS

Nationwide Fidelity Advisor Variable Account is a variable account that invests in the underlying mutual funds listed in Appendix A. Nationwide established the variable account on July 22, 1994, pursuant to Ohio law. Although the variable account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to contract owners under the contracts.

The variable account is divided into sub-accounts, each corresponding to a single underlying mutual fund. Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on contract owner instructions. There are two sub-accounts for each underlying mutual fund. One sub-account contains shares attributable to accumulation units under Non-Qualified Contracts. The other contains shares attributable to accumulation units under IRAs,

Investment-only Contracts, Roth IRAs and Tax Sheltered Annuities.

Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the variable account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

     1) shares of a current underlying mutual fund are no longer available for investment; or

     2) further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.

THE FIXED ACCOUNT

The fixed account is an investment option that is funded by assets of Nationwide's general account. The general account contains all of Nationwide's assets other than those in other Nationwide separate accounts. It is used to support Nationwide's annuity and insurance obligations and may contain compensation for mortality and expense risks. The general account is not subject to the same laws as the variable account and the SEC has not reviewed material in this prospectus relating to the fixed account. However, information relating to the fixed account is subject to federal securities laws relating to accuracy and completeness of prospectus disclosure.

Purchase payments will be allocated to the fixed account by election of the contract owner.

The investment income earned by the fixed account will be allocated to the contracts at varying guaranteed interest rates(s) depending on the following categories of fixed account allocations:

     o New Money Rate - The rate credited on the fixed account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.

     o Variable Account to Fixed Rate - Allocations transferred from any of the underlying mutual funds in the variable account to the fixed account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the variable account to the fixed account.

     o Renewal Rate - The rate available for maturing fixed account allocations that are entering a new guarantee period. The contract owner will be notified of this rate in a letter issued with the quarterly statements when any of the money in the contract owner's fixed account matures. At that time, the contract owner will have an opportunity to leave the money in the fixed account and receive the Renewal Rate or the contract owner can move the money to any of the underlying mutual fund options.

     o Dollar Cost Averaging - From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a dollar cost averaging program.

All of these rates are subject to change on a daily basis; however, once applied to the fixed account, the interest rates are guaranteed until the end of the calendar quarter during which the 12 month anniversary of the fixed account allocation occurs.

Credited interest rates are annualized rates - the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.

The guaranteed rate for any purchase payment will be effective for not less than twelve months. Nationwide guarantees that the rate will not be less than 3.0% per year.

Any interest in excess of 3.0% will be credited to fixed account allocations at Nationwide's sole discretion. The contract owner assumes the risk that interest credited to fixed account allocations may not exceed the minimum guarantee of 3.0% for any given year.

Nationwide guarantees that the fixed account contract value will not be less than the amount of the purchase payments allocated to the fixed account, plus interest credited as described above, less any applicable charges including CDSC.

STANDARD CHARGES AND DEDUCTIONS

MORTALITY AND EXPENSE RISK CHARGE

Nationwide deducts a mortality and expense risk charge from the variable account. This amount is computed on a daily basis, and is equal to an annual rate of 1.25% of the daily net assets of the variable account.

The mortality risk charge (0.80%) compensates Nationwide for guaranteeing the annuity purchase rates of the contracts. This guarantee ensures that the annuity purchase rates will not change regardless of the death rates of annuity payees or the general population. The mortality risk charge also compensates Nationwide for risks assumed in connection with the standard death benefit, but only partially compensates Nationwide in connection with the two optional death benefits, for which there are separate charges.

The expense risk charge (0.45%) compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses.

If the mortality and expense risk charge is insufficient to cover actual expenses, the loss is borne by Nationwide.

ADMINISTRATION CHARGE

Nationwide deducts an administration charge from the variable account. This amount is computed on a daily basis and is equal to an annual rate of 0.15% of the daily net assets of the variable account.

The administration charge compensates Nationwide for expenses related to contract issuance and maintenance.

If this charge is insufficient to cover actual expenses, the loss is borne by Nationwide.

CONTINGENT DEFERRED SALES CHARGE

No sales charge deduction is made from the purchase payments when amounts are deposited into the contracts. However, if any part of the contract is surrendered, Nationwide will deduct a CDSC. The CDSC will not exceed 7% of purchase payments surrendered.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the amount of purchase payments surrendered.

For purposes of calculating the CDSC, surrenders are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a surrender is usually treated as a withdrawal of earnings first.)

The CDSC applies as follows:
----------------------------- ---------------------------
 Number of Years from Date               CDSC
    of Purchase Payment               Percentage
----------------------------- ---------------------------
             0                            7%
----------------------------- ---------------------------
             1                            6%
----------------------------- ---------------------------
             2                            5%
----------------------------- ---------------------------
             3                            4%
----------------------------- ---------------------------
             4                            3%
----------------------------- ---------------------------
             5                            2%
----------------------------- ---------------------------
             6                            1%
----------------------------- ---------------------------
             7                            0%
----------------------------- ---------------------------

The CDSC is used to cover sales expenses, including commissions (maximum of 6.25% of purchase payments), production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's general account, which may indirectly include portions of the variable account charges, since Nationwide may generate a profit from these charges.

All or a portion of any withdrawal may be subject to federal income taxes. Contract owners taking withdrawals prior to age 59 1/2 may be subject to a 10% penalty tax.

Waiver of Contingent Deferred Sales Charge

Each contract year, the contract owner may withdraw without a CDSC the greater of:

     (a) 10% of all purchase payments; or

     (b) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This CDSC-free privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year.

In addition, no CDSC will be deducted:

     (1) upon the annuitization of contracts which have been in force for at least two years;

     (2) upon payment of a death benefit; or

     (3) from any values which have been held under a contract for at least 7 years.

No CDSC applies to transfers among sub-accounts or between or among the fixed account and the variable account.

A contract held by a Charitable Remainder Trust may withdraw CDSC-free the greater of (a) or (b) where:

     (a) is the amount which would otherwise be available for withdrawal without a CDSC; and

     (b) is the difference between the total purchase payments made to the contract as of the date of the withdrawal (reduced by previous withdrawals) and the contract value at the close of the day prior to the date of the withdrawal.

The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.

PREMIUM TAXES

Nationwide will charge against the contract value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5.0%. This range is subject to change. The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.

If applicable, Nationwide will deduct premium taxes from the contract either at:

     (1) the time the contract is surrendered;

     (2) annuitization; or

     (3) such earlier date as Nationwide becomes subject to premium taxes. Premium taxes may be deducted from death benefit proceeds.

OPTIONAL CONTRACT BENEFITS, CHARGES AND DEDUCTIONS

DEATH BENEFIT OPTIONS

For contracts issued on or after the later of November 3, 1997 or the date on which state insurance authorities approve contract modifications, if the contract owner chooses an optional death benefit, Nationwide will deduct a charge equal to an annual rate of either 0.05% or 0.10% of the daily net assets of the variable account, depending upon the options chosen. Further information about these benefits can be found in the "Death Benefit Payment" provision. All of the following death benefit options may not be available in every state.

One-Year Step Up Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

     1) the contract value;

     2) the total of all purchase payments, less an adjustment for amounts surrendered; or

     3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

5% Enhanced Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greater of:

     (1) the contract value; or

     (2) the total of all purchase payments, less any amounts surrendered, accumulated at 5% simple interest from the date of each purchase payment or surrender to the most recent contract anniversary prior to the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received since that contract anniversary.

Long Term Care Facility Provisions

If the contract owner chooses an optional death benefit, no CDSC will be charged on withdrawals if:

     o the third contract anniversary has passed; and

     o the contract owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date.

Additionally, if the contract owner chooses an optional death benefit, no CDSC will be charged if:

     o the contract owner has been diagnosed by a physician to have a terminal illness; and

     o Nationwide receives and records a letter from that physician indicating such diagnosis.

For those contracts that have a non-natural person as contract owner (e.g. a trust or corporation) for the benefit of a natural person, the annuitant may exercise the rights of the contract owner for the purposes described in this provision. If the non-natural contract owner has NOT been established for the benefit of a natural person (e.g., the contract owner is a corporation or a trust for the benefit of an entity), the annuitant may NOT exercise the rights described in this provision.

CONTRACT OWNERSHIP

The contract owner has all rights under the contract. Purchasers who name someone other than themselves as the contract owner will have no rights under the contract.

Contract owners of Non-Qualified Contracts may name a new contract owner at any time before the annuitization date. Any change of contract owner automatically revokes any prior contract owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

A change in contract ownership must be submitted in writing and recorded at Nationwide's home office. Once recorded, the change will be effective as of the date signed. However, the change will not affect any payments made or actions taken by Nationwide before it was recorded.

The contract owner may also request a change in the annuitant, contingent annuitant, contingent owner, beneficiary, or contingent beneficiary before the annuitization date. These changes must be:

     o on a Nationwide form;

     o signed by the contract owner; and

     o received at Nationwide's home office before the annuitization date.

Nationwide must review and approve any change requests. If the contract owner is not a natural person and there is a change of the annuitant, distributions will be made as if the contract owner died at the time of the change.

On the annuitization date, the annuitant will become the contract owner, unless the contract owner is a Charitable Remainder Trust.

JOINT OWNERSHIP

Joint owners each own an undivided interest in the contract.

Contract owners can name a joint owner at any time before annuitization subject to the following conditions:

     o joint owners can only be named for Non-Qualified Contracts;

     o joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners;

     o the exercise of any ownership right in the contract will generally require a written request signed by both joint owners;

     o Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner; and

     o an election in writing signed by both contract owners must be made to authorize Nationwide to allow the exercise of ownership rights independently by either joint owner.

CONTINGENT OWNERSHIP

The contingent owner is entitled to certain benefits under the contract, if a contract owner who is NOT the annuitant dies before the annuitization date, and there is no surviving joint owner.

The contract owner may name or change a contingent owner at any time before the annuitization date. To change the contingent owner, a written request must be submitted to Nationwide. Once Nationwide has recorded the change, it will be effective as of the date it was signed, whether or not the contract owner was living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.

ANNUITANT

The annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an annuitant of greater age. The annuitant may be changed before the annuitization date with Nationwide's consent.

BENEFICIARY AND CONTINGENT BENEFICIARY

The beneficiary is the person who is entitled to the death benefit if the annuitant dies before the annuitization date and there is no joint owner. The contract owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.

The contract owner may change the beneficiary(ies) or contingent beneficiary(ies) during the annuitant's lifetime by submitting a written request to Nationwide. Once recorded, the change will be effective as of the date it was signed, whether or not the annuitant was living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.

OPERATION OF THE CONTRACT

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

-------------------- ----------------- ------------------
                     MINIMUM INITIAL        MINIMUM
     CONTRACT           PURCHASE           SUBSEQUENT
       TYPE             PAYMENT            PAYMENTS
-------------------- ----------------- ------------------
Non-Qualified            $15,000            $1,000
-------------------- ----------------- ------------------
401(a)                   $15,000            $1,000
Investment-only
-------------------- ----------------- ------------------
IRA                      $15,000            $1,000
-------------------- ----------------- ------------------
Roth IRA                 $15,000            $1,000
-------------------- ----------------- ------------------
Tax Sheltered            $15,000            $1,000
Annuity
-------------------- ----------------- ------------------

Subsequent purchase payments are not permitted in the State of New York.

PRICING

Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete. If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it. If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically allows Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments will be priced based on the next available accumulation unit value after the payment is received. The cumulative total of all purchase payments under contracts issued by Nationwide the life of any one annuitant cannot exceed $1,000,000 without Nationwide's prior consent.

Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

     o New Year's Day                   o Independence Day
     o Martin Luther King, Jr.          o Labor Day Day
     o Presidents' Day                  o Thanksgiving
     o Good Friday                      o Christmas
     o Memorial Day

Nationwide also will not price purchase payments if:

     (1) trading on the New York Stock Exchange is restricted;

     (2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

     (3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, contract value may be affected since the contract owner will not have access to their account.

ALLOCATION OF PURCHASE PAYMENTS

Nationwide allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the underlying mutual funds allocated to the sub-accounts are purchased at net asset value, then converted into accumulation units. Contract owners can change allocations or make exchanges among the sub-accounts and the fixed account. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any sub-account. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

DETERMINING THE CONTRACT VALUE

The contract value is the sum of:

     (1) the value of amounts allocated to the sub-accounts of the variable account; and

     (2) amounts allocated to the fixed account.

If part or all of the contract value is surrendered, or charges are assessed against the whole contract value, Nationwide will deduct a proportionate amount from each sub-account and the fixed account based on current cash values.

Determining Variable Account Value - Valuing an Accumulation Unit

Purchase payments or transfers allocated to sub-accounts are accounted for in accumulation units. Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual funds for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period. For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor for any particular sub-account is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

     (a) is:

         (1) the net asset value of the underlying mutual fund as of the end of the current valuation period; and

         (2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the ex-dividend date occurs during the current valuation period);

     (b) is the net asset value of the underlying mutual fund determined as of the end of the preceding valuation period; and

     (c) is a factor representing the daily variable account charges, which may include charges for contract options chosen by the contract owner. The factor is equal to an annual rate ranging from 1.40% to 1.55% of the daily net assets of the variable account, depending on which contract features the contract owner chooses.

Based on the change in the net investment factor, the value of an accumulation unit may increase or decrease. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the underlying mutual fund shares because of the deduction of variable account charges.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

Determining Fixed Account Value

Nationwide determines the value of the fixed account by:

     (1) adding all amounts allocated to the fixed account, minus amounts previously transferred or withdrawn; and

     (2) adding any interest earned on the amounts allocated.

TRANSFERS PRIOR TO ANNUITIZATION

Transfers from the Fixed Account to the Variable Account

Fixed account allocations may be transferred to the variable account only upon reaching the end of an interest rate guarantee period. Normally, Nationwide will permit 100% of such fixed account allocations to be transferred to the variable account; however Nationwide may, under certain economic conditions and at its discretion, limit the maximum transferable amount. Under no circumstances will the maximum transferable amount be less than 10% of the fixed account allocation reaching the end of an interest rate guarantee period. Transfers of the fixed account allocations must be made within 45 days after reaching the end of an interest rate guarantee period.

Contract owners who use dollar cost averaging may transfer from the fixed account to the variable account under the terms of that program (see "Dollar Cost Averaging").

Transfers to the Fixed Account

Variable account allocations may be transferred to the fixed account at any time. Normally, Nationwide will not restrict transfers from the variable account to the fixed account; however, Nationwide may establish a maximum transfer limit from the variable account to the fixed account. Except as noted below, under no circumstances will the transfer limit be less than 10% of the current value of the variable account, less any transfers made in the 12 months preceding the date the transfer is requested, but not including transfers made prior to the imposition of the transfer limit. However, where permitted by state law, Nationwide reserves the right to refuse transfers or purchase payments to the fixed account when the fixed account value is greater than or equal to 30% of the contract value at the time the purchase payment is made or the transfer is requested.

Transfers Among the Sub-Accounts

Allocations may be transferred among the sub-accounts once per valuation date.

TRANSFERS AFTER ANNUITIZATION

After annuitization, transfers may only be made on the anniversary of the annuitization period.

TRANSFER REQUESTS

Nationwide will accept transfer requests in writing or, in those states that allow them, over the telephone. Nationwide will use reasonable procedures to confirm that telephone instructions are genuine and will not be liable for following telephone instructions that it reasonably determined to be genuine. Nationwide may withdraw the telephone exchange privilege upon 30 days written notice to contract owners.

Amounts transferred to the variable account will receive the accumulation unit value next determined after the transfer request is received.

Interest Rate Guarantee Period

The interest rate guarantee period is the period of time that the fixed account interest rate is guaranteed to remain the same. Within 45 days of the end of an interest rate guarantee period, transfers may be made from the fixed account to the variable account. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the guarantee period. This amount will not be less than 10% of the amount in the fixed account that is maturing.

For new purchase payments allocated to the fixed account, or transfers to the fixed account from the variable account, this period begins on the date of deposit or transfer and ends on the one year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to 3 months beyond the 1-year anniversary because guaranteed terms end on the last day of a calendar quarter.

During an interest rate guarantee period, transfers cannot be made from the fixed account, and amounts transferred to the fixed account must remain on deposit.

Market Timing Firms

Some contract owners may use market timing firms or other third parties to make transfers on their behalf. Generally, in order to take advantage of perceived market trends, market timing firms will submit transfer or exchange requests on behalf of multiple contract owners at the same time. Sometimes this can result in unusually large transfers of funds. These large transfers might interfere with the ability of Nationwide or the underlying mutual fund to process transactions. This can potentially disadvantage contract owners not using market timing firms. To avoid this, Nationwide may modify transfer and exchange rights of contract owners who use market timing firms (or other third parties) to transfer or exchange funds on their behalf.

The exchange and transfer rights of individual contract owners will not be modified in any way when instructions are submitted directly by the contract owner, or by the contract owner's representative (as authorized by the execution of a valid Nationwide Limited Power of Attorney Form).

To protect contract owners, Nationwide may refuse exchange and transfer requests:

     o submitted by any agent acting under a power of attorney on behalf of more than one contract owner; or

     o submitted on behalf of individual contract owners who have executed pre-authorized exchange forms which are submitted by market timing firms (or other third parties) on behalf of more than one contract owner at the same time.

Nationwide will not restrict exchange rights unless Nationwide believes it to be necessary for the protection of all contract owners.

RIGHT TO REVOKE

Contract owners have a ten day "free look" to examine the contract. The contract may be returned to Nationwide's home office for any reason within ten days of receipt and Nationwide will refund the contract value or another amount required by law. All IRA and Roth IRA refunds will be a return of purchase payments. The refunded contract value will reflect the deduction of any contract charges, unless otherwise required by law. State and/or federal law may provide additional free look privileges.

Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation. Any additional amounts refunded to the contract owner will be paid by Nationwide.

SURRENDER (REDEMPTION)

Contract owners may surrender some or all of their contract value before the earlier of the annuitization date or the annuitant's death. Surrender requests must be in writing and Nationwide may require additional information. When taking a full surrender, the contract must accompany the written request. Nationwide may require a signature guarantee.

Nationwide will pay any amounts surrendered from the sub-accounts within 7 days. However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.

PARTIAL SURRENDERS (PARTIAL REDEMPTIONS)

Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

A CDSC may apply. The contract owner may direct Nationwide to deduct the CDSC from either:

     a) the amount requested; or

     b) the contract value remaining after the contract owner has received the amount requested.

If the contract owner does not make a specific election, any applicable CDSC will be taken from the contract value remaining after the contract owner has received the amount requested.

FULL SURRENDERS (FULL REDEMPTIONS)

The contract value upon full surrender may be more or less than the total of all purchase payments made to the contract. The contract value will reflect variable account charges, underlying mutual fund charges and the investment performance of the underlying mutual funds. A CDSC may apply.

SURRENDERS UNDER A TEXAS OPTIONAL RETIREMENT PROGRAM OR A LOUISIANA OPTIONAL RETIREMENT PLAN

Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.

The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:

     o the participant dies;

     o the participant retires;

     o the participant terminates employment due to total disability; or

     o the participant that works in a Texas public institution of higher education terminates employment.

A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.

Due to the restrictions described above, a participant under either of these plans will not be able to withdraw cash values from the contract unless one of the applicable conditions is met. However, contract value may be transferred to other carriers, subject to any CDSC.

Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.





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SURRENDERS UNDER A TAX SHELTERED ANNUITY

Contract owners of a Tax Sheltered Annuity may surrender part or all of their contract value before the earlier of the annuitization date or the annuitant's death, except as provided below:

A. Contract value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a custodial account (described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

   1. when the contract owner reaches age 59 1/2, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or

   2. in the case of hardship (as defined for purposes of Internal Revenue Code
      Section 401(k)), provided that any such hardship surrender may NOT include any income earned on salary reduction contributions.

B. The surrender limitations described in Section A also apply to:

   1. salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

   2. earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

   3. all amounts transferred from 403(b)(7) custodial accounts (except that earnings and employer contributions as of December 31, 1988 in such custodial accounts may be withdrawn in the case of hardship).

C. Any distribution other than the above, including a ten day free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Qualified Contract or Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the contract owner.

These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

LOAN PRIVILEGE

The loan privilege is ONLY available to owners of Tax Sheltered Annuities. These contract owners can take loans from the contract value beginning 30 days after the contract is issued up to the annuitization date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law.

MINIMUM AND MAXIMUM LOAN AMOUNTS

Contract owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.

Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer. Loans may be taxable if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:




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---------------- ------------ ---------------------------
                 CONTRACT     MAXIMUM OUTSTANDING
                 VALUES       LOAN BALANCE ALLOWED
---------------- ------------ ---------------------------
NON-ERISA PLANS  up to        up to 80% of contract
                 $20,000      value (not more than
                              $10,000)
---------------- ------------ ---------------------------
                 $20,000      up to 50% of contract
                 and over     value (not more than
                              $50,000*)
---------------- ------------ ---------------------------

---------------- ------------ ---------------------------
ERISA PLANS      All          up to 50% of contract
                              value (not more than
                              $50,000*)
---------------- ------------ ---------------------------

*The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.

For salary reduction Tax Sheltered Annuities, loans may be secured only by the contract value.

LOAN PROCESSING FEE

Nationwide may charge a loan processing fee at the time each new loan is processed. If assessed, this fee compensates Nationwide for expenses related to administering and processing loans.

The fee is taken from the sub-accounts and the fixed account in proportion to the contract value at the time the loan is processed.

HOW LOAN REQUESTS ARE PROCESSED

All loans are made from the collateral fixed account. Nationwide transfers accumulation units in proportion to the assets in each sub-account to the collateral fixed account until the requested amount is reached. If there are not enough accumulation units available in the contract to reach the requested loan amount, Nationwide next transfers contract value from the fixed account. No CDSC will be deducted on transfers related to loan processing.

INTEREST

The outstanding loan balance in the collateral fixed account is credited with interest until the loan is repaid in full. The interest rate will be 2.25% less than the loan interest rate fixed by Nationwide. The interest rate is guaranteed never to fall below 3.0%.

Specific loan terms are disclosed at the time of loan application or issuance.

LOAN REPAYMENT

Loans must be repaid in five years. However, if the loan is used to purchase the contract owner's principal residence, the contract owner has 15 years to repay the loan.

Contract owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan. Payments must be substantially level and made at least quarterly.

Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Repayments are allocated to the sub-accounts in accordance with the contract, unless Nationwide and the contract owner have agreed to amend the contract at a later date on a case by case basis.

DISTRIBUTIONS AND ANNUITY PAYMENTS

Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:

   o the contract is surrendered;

   o the contract owner/annuitant dies;

   o the contract owner who is not the annuitant dies prior to annuitization; or

   o annuity payments begin.

TRANSFERRING THE CONTRACT

Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.

GRACE PERIOD AND LOAN DEFAULT

If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (please refer to the terms of the loan agreement). If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.



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After default, interest will continue to accrue on the loan. Defaulted amounts, plus interest, are deducted from the contract value when the participant is eligible for a distribution of at least that amount. Additional loans are not available while a previous loan is in default.

ASSIGNMENT

Contract rights are personal to the contract owner and may not be assigned without Nationwide's written consent.

A Non-Qualified Contract owner may assign some or all rights under the contract. An assignment must occur before annuitization while the annuitant is alive. Once proper notice of assignment is recorded by Nationwide's home office, the assignment will become effective as of the date the written request was signed.

Investment-only Contracts, IRAs, Roth IRAs, and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

Nationwide is not responsible for the validity or tax consequences of any assignment. Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the contract owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire contract value may cause the portion of the contract value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

CONTRACT OWNER SERVICES

ASSET REBALANCING

Asset rebalancing is the automatic reallocation of contract values to the sub-accounts on a predetermined percentage basis. Asset rebalancing is not available for assets held in the fixed account. Requests for asset rebalancing must be on a Nationwide form.

Asset rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the three-month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, asset rebalancing will occur on the next business day.

Asset rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan. Contract owners should consult a financial adviser to discuss the use of asset rebalancing.

Nationwide reserves the right to stop establishing new asset rebalancing programs. Nationwide also reserves the right to assess a processing fee for this service.

DOLLAR COST AVERAGING

Dollar cost averaging is a long-term transfer program that allows you to make regular, level investments over time. It involves the automatic transfer of a specified amount from certain sub-accounts and/or the fixed account into other sub-accounts. Nationwide does not guarantee that this program will result in profit or protect contract owners from loss.

Contract owners direct Nationwide to automatically transfer specified amounts from the fixed account, the VIP High Income Portfolio and the VIP Money Market Portfolio to any other underlying mutual fund.

Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either



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


the value in the originating investment option is exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.

Nationwide reserves the right to stop establishing new dollar cost averaging programs. Nationwide also reserves the right to assess a processing fee for this service.

Dollar Cost Averaging from the Fixed Account

Transfers from the fixed account must be equal to or less than 1/30th of the fixed account value at the time the program is requested. A dollar cost averaging program which transfers amounts from the fixed account to the variable account is not the same as an enhanced rate dollar cost averaging program. Contract owners that wish to utilize dollar cost averaging from the fixed account should first inquire whether any enhanced rate dollar cost averaging programs are available.

Enhanced Rate Dollar Cost Averaging

Nationwide may, from time to time, offer enhanced rate dollar cost averaging programs. Dollar cost averaging transfers for this program may only be made from the fixed account. Such enhanced rate dollar cost averaging programs allow the contract owner to earn a higher rate of interest on assets in the fixed account than would normally be credited when not participating in the program. Each enhanced interest rate is guaranteed for as long as the corresponding program is in effect. Nationwide will process transfers until either amounts in the enhanced rate fixed account are exhausted, or the contract owner instructs Nationwide in writing to stop the transfers. For this program only, when a written request to discontinue transfers is received, Nationwide will automatically transfer the remaining amount in the enhanced rate fixed account to the VIP Money Market Portfolio.

SYSTEMATIC WITHDRAWALS

Systematic withdrawals allow contract owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for systematic withdrawals and requests to discontinue systematic withdrawals must be in writing.

The withdrawals will be taken from the sub-accounts and the fixed account proportionately unless Nationwide is instructed otherwise.

Nationwide will withhold federal income taxes from systematic withdrawals unless otherwise instructed by the contract owner. The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59 1/2 unless the contract owner has made an irrevocable election of distributions of substantially equal payments.

If the contract owner takes systematic withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greatest of:

   (1) 10% of all purchase payments made to the contract as of the withdrawal date;

   (2) an amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code; or

   (3) a percentage of the contract value based on the contract owner's age, as shown in the table that follows:

----------------------------- -----------------------
      CONTRACT OWNER'S            PERCENTAGE OF
            AGE                   CONTRACT VALUE
----------------------------- -----------------------
       Under age 59 1/2                 5%
----------------------------- -----------------------
   Age 59 1/2through age 61             7%
----------------------------- -----------------------
   Age 62 through age 64                8%
----------------------------- -----------------------
   Age 65 through age 74               10%
----------------------------- -----------------------
      Age 75 and over                  13%
----------------------------- -----------------------

Contract value and contract owner's age are determined as of the date the request for the withdrawal program is recorded by Nationwide's home office. For joint owners, the older joint owner's age will be used.

If total amounts withdrawn in any contract year exceed the CDSC-free amount described above, those amounts will only be eligible for the 10% of purchase payment CDSC-free withdrawal privilege described in the "Contingent Deferred Sales Charge" section. The total amount of




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




CDSC for that contract year will be determined in accordance with that provision.

The CDSC-free withdrawal privilege for systematic withdrawals is non-cumulative. Free amounts not taken during any contract year cannot be taken as free amounts in a subsequent contract year.

Nationwide reserves the right to stop establishing new systematic withdrawal programs. Nationwide also reserves the right to assess a processing fee for this service. Systematic withdrawals are not available before the end of the ten-day free look period (see "Right to Revoke").

ANNUITY COMMENCEMENT DATE

The annuity commencement date is the date on which annuity payments are scheduled to begin. The contract owner may change the annuity commencement date before annuitization. This change must be in writing and approved by Nationwide.

ANNUITIZING THE CONTRACT

ANNUITIZATION DATE

The annuitization date is the date that annuity payments begin. It will be the first day of a calendar month unless otherwise agreed, and must be at least 2 years after the contract is issued. If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first 2 years subject to Nationwide's approval.

ANNUITIZATION

Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the annuitization date, the annuitant must choose:

   (1) an annuity payment option; and

   (2) either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the contract owner.

FIXED PAYMENT ANNUITY

A fixed payment annuity is an annuity where the amount of the annuity payment remains level.

The first payment under a fixed payment annuity is determined on the annuitization date on an "age last birthday" basis by:

   (1) deducting applicable premium taxes from the total contract value; then

   (2) applying the contract value amount specified by the contract owner to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise. Nationwide does not credit discretionary interest during annuitization.

VARIABLE PAYMENT ANNUITY

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.

The first payment under a variable payment annuity is determined on the annuitization date on an "age last birthday" basis by:

   (1) deducting applicable premium taxes from the total contract value; then

   (2) applying the contract value amount specified by the contract owner to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of annuity units that will represent each monthly payment. This is done by dividing the dollar amount of the first payment by the value of an annuity unit as of



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the annuitization date. This number of annuity units remains fixed during annuitization.

The second and subsequent payments are determined by multiplying the fixed number of annuity units by the annuity unit value for the valuation period in which the payment is due. The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds. Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

Assumed Investment Rate

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity. Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity. An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments. Subsequent variable annuity payments may be more or less than the first payment based on whether actual investment performance of the underlying mutual fund is higher or lower than the assumed investment rate of 3.5%.

Value of an Annuity Unit

Annuity unit values for sub-accounts are determined by multiplying the net investment factor for the valuation period for which the annuity unit is being calculated by the immediately preceding valuation period's annuity unit value, and multiplying the result by an interest factor to neutralize the assumed investment rate of 3.5% per annum built into the variable payment annuity purchase rate basis in the contracts.


Exchanges Among the Underlying Mutual Funds

Exchanges among underlying mutual funds during annuitization must be in writing. Exchanges may only be made on each anniversary of the annuitization date.

FREQUENCY AND AMOUNT OF ANNUITY PAYMENTS

Payments are made based on the annuity payment option selected, unless:

   o the amount to be distributed is less than $5,000, in which case Nationwide may make one lump sum payment of the contract value; or

   o an annuity payment would be less than $50, in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $50. Payments will be made at least annually.

ANNUITY PAYMENT OPTIONS

Contract owners must elect an annuity payment option before the annuitization date. The annuity payment options are:

   (1) LIFE ANNUITY - An annuity payable periodically, but at least annually, for the lifetime of the annuitant. Payments will end upon the annuitant's death. For example, if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment. The annuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.

   (2) JOINT AND LAST SURVIVOR ANNUITY - An annuity payable periodically, but at least annually, during the joint lifetimes of the annuitant and a designated second individual. If one of these parties dies, payments will continue for the lifetime of the survivor. As is the case under option 1, there is no guaranteed number of payments. Payments end upon the death of the last surviving party, regardless of the number of payments received.



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   (3) LIFE ANNUITY WITH 120 OR 240 MONTHLY PAYMENTS GUARANTEED - An annuity payable monthly during the lifetime of the annuitant. If the annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the annuitant at the time the annuity payment option was elected.

       The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum. The present value will be computed as of the date Nationwide receives the notice of the annuitant's death.

Not all of the annuity payment options may be available in all states. Contract owners may request other options before the annuitization date. These options are subject to Nationwide's approval.

No distribution for Non-Qualified Contracts will be made until an annuity payment option has been elected. IRAs and Tax Sheltered Annuities are subject to the "minimum distribution" requirements set forth in the plan, contract and the Internal Revenue Code.

DEATH BENEFITS

DEATH OF CONTRACT OWNER - NON-QUALIFIED CONTRACTS

If the contract owner who is not the annuitant dies before the annuitization date, the joint owner becomes the contract owner. If no joint owner is named, the contingent owner becomes the contract owner. If no contingent owner is named, the last surviving contract owner's estate becomes the contract owner.

If the contract owner and annuitant are the same, and the contract owner/annuitant dies before the annuitization date, the contingent owner will not have any rights in the contract unless the contingent owner is also the beneficiary.

Distributions under Non-Qualified Contracts will be made pursuant to the "Required Distributions for Non-Qualified Contracts" provision.


DEATH OF ANNUITANT - NON-QUALIFIED CONTRACTS

If the annuitant who is not the contract owner dies before the annuitization date, a death benefit is payable to the beneficiary unless a contingent annuitant is named. If a contingent annuitant is named, the contingent annuitant becomes the annuitant and no death benefit is payable.

The beneficiary may elect to receive the death benefit:

       (1) in a lump sum;

       (2) as an annuity; or

       (3) in any other manner permitted by law and approved by Nationwide.

The beneficiary must notify Nationwide of this election within 60 days of the annuitant's death.

If no beneficiary(ies) survives the annuitant, the contingent beneficiary(ies) receives the death benefit. Contingent beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiary(ies) or contingent beneficiary(ies) survives the annuitant, the contract owner or the last surviving contract owner's estate will receive the death benefit.

If the contract owner is a Charitable Remainder Trust and the annuitant dies before the annuitization date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

If the annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

DEATH OF CONTRACT OWNER/ANNUITANT

If a contract owner who is also the annuitant dies before the annuitization date, a death benefit is payable according to the "Death of the Annuitant - Non-Qualified Contracts" provision.

If the contract owner/annuitant dies after the annuitization date, any benefit that may be



                                       29
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payable will be paid according to the selected annuity payment option.

DEATH BENEFIT PAYMENT

The death benefit value is determined as of the date Nationwide receives:

     1) proper proof of the annuitant's death;

     2) an election specifying the distribution method; and

     3) any state required form(s).

For contracts issued before the later of November 3, 1997 or the date state insurance authorities approve contract modifications, if the annuitant dies before his or her 86th birthday, the death benefit will be the greatest of:

     1) the contract value;

     2) the total of all purchase payments, less any amounts surrendered; or

     3) the contract value as of the most recent five year contract anniversary, less any amounts surrendered since that five year anniversary.

If the annuitant dies on or after his or her 86th birthday, the death benefit will be the contract value.

For contracts issued on or after the later of November 3, 1997 or the date state insurance authorities approve contract modifications, contract owners may select one of three death benefits available under the contract at the time of application (not all death benefit options may be available in all states). If no selection is made at the time of application, the death benefit will be the Five-Year Reset Death Benefit.

Five-Year Reset Death Benefit (Standard Contractual Death Benefit)

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

     1) the contract value;

     2) the total of all purchase payments, less an adjustment for amounts surrendered; or

     3) the contract value as of the most recent five year contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that five year contract anniversary.

One-Year Step Up Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

     1) the contract value;

     2) the total of all purchase payments, less an adjustment for amounts surrendered; or

     3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

5% Enhanced Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greater of:

     1) the contract value; or

     2) the total of all purchase payments, less any amounts surrendered, accumulated at 5% simple interest from the date of each purchase payment or surrender to the most recent contract anniversary prior to the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received since that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

The total accumulated amount will not exceed 200% of the net of purchase payments and amounts surrendered. The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5%


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interest anniversary value in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

Death Benefit After Annuitization Date

For any death benefit option, if the annuitant dies after the annuitization date, payment will be determined based on the annuity payment option selected.

REQUIRED DISTRIBUTIONS

REQUIRED DISTRIBUTIONS FOR NON-QUALIFIED CONTRACTS

Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made according to those requirements:

     1) If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

     2) If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner's death, provided however:

        a) any interest payable to or for the benefit of a natural person (referred to herein as a "designated beneficiary"), may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and

        b) if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse's death.

In the event that the contract owner is NOT a natural person, then, for purposes of these distribution provisions:

     a) the death of the annuitant will be treated as the death of a contract owner;

     b) any change of annuitant will be treated as the death of a contract owner; and

     c) in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

The designated beneficiary must elect a method of distribution and notify Nationwide of this election within 60 days of the contract owner's death.

REQUIRED DISTRIBUTIONS FOR TAX SHELTERED ANNUITIES

Distributions from Tax Sheltered Annuities will be made according to the Minimum Distribution and Incidental Benefit ("MDIB") provisions of Section 401(a)(9) of the Internal Revenue Code. Distributions will be made to the annuitant according to the selected annuity payment option over a period not longer than:

     a) the life of the annuitant or the joint lives of the annuitant and the annuitant's designated beneficiary; or

     b) a period not longer than the life expectancy of the annuitant or the joint life expectancies of the annuitant and the annuitant's designated beneficiary.

Required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the annuitant.



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

If the annuitant's entire interest in a Tax Sheltered Annuity will be distributed in equal or substantially equal payments over a period described in
a) or b), the payments will begin on the required beginning date. The required beginning date is the later of:

     a) April 1 of the calendar year following the calendar year in which the annuitant reaches age 70 1/2; or

     b) the annuitant's retirement date.

Provision b) does not apply to any employee who is a 5% owner (as defined in
Section 416 of the Internal Revenue Code) with respect to the plan year ending in the calendar year when the employee attains the age of 70 1/2.

Distribution commencing on the required distribution date must satisfy minimum distribution and incidental benefit provisions set forth in the Internal Revenue Code. Those provisions require that distributions cannot be less than the amount determined by dividing the annuitant's interest in the Tax Sheltered Annuity determined by the end of the previous calendar year by:

     a) the annuitant's life expectancy; or, if applicable,

     b) the joint and survivor life expectancy of the annuitant and the annuitant's beneficiary.

The life expectancies and joint life expectancies are determined by reference to Treasury Regulation 1.72-9.

If the annuitant dies before distributions begin, the interest in the Tax Sheltered Annuity must be distributed by December 31 of the calendar year in which the fifth anniversary of the annuitant's death occurs unless:

     a) the annuitant names his or her surviving spouse as the beneficiary and the spouse chooses to receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) and beginning no later than December 31 of the year in which the annuitant would have attained age 70 1/2; or

     b) the annuitant names a beneficiary other than his or her surviving spouse and the beneficiary elects to receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) beginning no later than December 31 of the year following the year in which the annuitant dies.

If the annuitant dies after distributions have begun, distributions must continue at least as rapidly as under the schedule used before the annuitant's death.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

REQUIRED DISTRIBUTIONS FOR INDIVIDUAL RETIREMENT ANNUITIES

Distributions from an Individual Retirement Annuity must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. Distribution may be paid in a lump sum or in substantially equal payments over:

     a) the contract owner's life or the lives of the contract owner and his or her spouse or designated beneficiary; or

     b) a period not longer than the life expectancy of the contract owner or the joint life expectancy of the contract owner and the contract owner's designated beneficiary.

If the contract owner dies before distributions begin, the interest in the Individual Retirement Annuity must be distributed by December 31 of the calendar year in which the fifth anniversary of the contract owner's death occurs, unless:

     a) the contract owner names his or her surviving spouse as the beneficiary and such spouse chooses to:

        1) treat the contract as an Individual Retirement Annuity established for his or her benefit; or

        2) receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) and beginning no later than December 31 of the year in which the contract owner would have reached age 70 1/2; or

     b) the contract owner names a beneficiary other than his or her surviving spouse and such beneficiary elects to receive a distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) beginning no later than December 31 of the year following the year of the contract owner's death.

Required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Individual Retirement Annuity or Individual Retirement Account of the contract owner.

If the contract owner dies after distributions have begun, distributions must continue at least as rapidly as under the schedule being used before the contract owner's death. However, a surviving spouse who is the beneficiary under the annuity payment option may treat the contract as his or her own, in the same manner as is described in section (a)(1) of this provision.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

A portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an Individual Retirement Annuity must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceeds the nontaxable distributions for all years, and the total balance of all Individual Retirement Annuities.

Individual Retirement Annuity distributions will not receive the favorable tax treatment of a lump sum distribution from a Qualified Plan. If the contract owner dies before the entire interest in the contract has been distributed, the balance will also be included in his or her gross estate.

REQUIRED DISTRIBUTIONS FOR ROTH IRAS

The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime.

When the contract owner dies, the interest in the Roth IRA must be distributed by December 31 of the calendar year in which the fifth anniversary of his or her death occurs, unless:

     a) the contract owner names his or her surviving spouse as the beneficiary and the spouse chooses to:

        1) treat the contract as a Roth IRA established for his or her benefit;
           or

        2) receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) and beginning no later than December 31 of the year following the year in which the contract owner would have reached age 70 1/2; or

     b) the contract owner names a beneficiary other than his or her surviving spouse and the beneficiary chooses to receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) beginning no later than December 31 of the year following the year in which the contract owner dies.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions" (see "Federal Tax Considerations").

FEDERAL TAX CONSIDERATIONS

FEDERAL INCOME TAXES

The tax consequences of purchasing a contract described in this prospectus will depend on:

     o the type of contract purchased;

     o the purposes for which the contract is purchased; and

     o the personal circumstances of individual investors having interests in the contracts.

See "Synopsis of the Contracts" for a brief description of the various types of contracts and the different purposes for which the contracts may be purchased.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401, 408(a), and 403(b)(7) of the Internal Revenue Code), tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract. Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Nothing in this prospectus should be considered to be tax advice. Contract owners and prospective contract owners are encouraged to consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.

The Internal Revenue Code sets forth different income tax rules for the following types of annuity contracts:

     o Individual Retirement Annuities;

     o Roth IRAs;

     o Tax Sheltered Annuities; and

     o "Non-Qualified Annuities."

Individual Retirement Annuities

Distributions from Individual Retirement Annuities are generally taxed when received. If any of the amount contributed to the IRA was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

     o made to a beneficiary on or after the death of the owner;

     o attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

     o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

     o used for qualified higher education expenses; or

     o used for expenses attributable to the purchase of a home for a qualified first-time buyer.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:

     o it is made on or after the date on which the contract owner attains age 59 1/2;

     o it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;

     o it is attributable to the contract owner's disability; or

     o it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The five year rule generally is satisfied if the distribution is not made within the five taxable year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not included in gross income for federal income tax purposes.

A non-qualified distribution is not includible in gross income to the extent that the distribution, when added to all previous distributions, does not exceed that total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of the aggregate amount of contributions will be included in the contract owner's gross income in the year that is distributed to the contract owner.

Special rules apply for Roth IRAs that have proceeds received from a traditional IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

     o made to a beneficiary on or after the death of the owner;

     o attributable to the owner becoming disabled as defined in the Internal Revenue Code;

     o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

     o for qualified higher education expenses; or

     o used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance may be included in the contract owner's gross estate for tax purposes.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received. A portion of each distribution is excludable from income based on a formula established pursuant to the Internal Revenue Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

     o made to a beneficiary on or after the death of the owner;

     o attributable to the owner becoming disabled as defined in the Internal Revenue Code;

     o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

     o for qualified higher education expenses;

     o used for expenses attributable to the purchase of a home for a qualified first-time buyer; or

     o made to the owner after separation from service with his or her employer after age 55.

Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a Non-Qualified Annuity Contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment at the time of the distribution. Distributions, for this purpose, include partial surrenders, any portion of the contract that is assigned or pledged; or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable is based on the ratio between the contract owner's investment in the contract and the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as a recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Internal Revenue Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59 1/2. The amount of the penalty is 10% of the portion of any distribution that is includible in gross income. The penalty tax does not apply if the distribution is:

     o the result of a contract owner's death;

     o the result of a contract owner's disability, as defined in the Internal Revenue Code;

     o one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or

     o is allocable to an investment in the contract before August 14, 1982.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of Non-Qualified Contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Internal Revenue Code. Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.

The non-natural persons rules do not apply to all entity-owned contracts. A contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Internal Revenue Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural persons rules also do not apply to contracts that are:

     o acquired by the estate of a decedent by reason of the death of the decedent;

     o issued in connection with certain qualified retirement plans and individual retirement plans; or

     o purchased by an employer upon the termination of certain qualified retirement plans.

WITHHOLDING

Pre-death distributions from the contracts are subject to federal income tax. Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise. If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

     o the distribution is made directly to another Tax Sheltered Annuity or a Traditional IRA; or

     o the distribution satisfies the minimum distribution requirements imposed by the Internal Revenue Code.

In addition, contract owners may not waive withholding if the distribution is subject to mandatory back-up withholding (if no taxpayer identification number is given or if the Internal Revenue Service notifies Nationwide that mandatory back-up withholding is required). Mandatory back-up withholding rates are 31% of income that is distributed.

NON-RESIDENT ALIENS

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed. Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:

     1) provide Nationwide with proof of residency and citizenship (in accordance with Internal Revenue Service requirements); and

     2) provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another way to avoid the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

     1) the distribution is connected to the non-resident alien's conduct of business in the United States; and

     2) the distribution is includible in the non-resident alien's gross income for United States federal income tax purposes.

Note that these distributions may be subject to back-up withholding, currently 31%, if a correct taxpayer identification number is not provided.

FEDERAL ESTATE, GIFT, AND GENERATION SKIPPING TRANSFER TAXES

The following transfers may be considered a gift for federal gift tax purposes:

     o a transfer of the contract from one contract owner to another; or

     o    a distribution to someone other than a contract owner.

Upon the contract owner's death, the value of the contract may subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

     a) an individual who is two or more generations younger than the contract owner; or

     b) certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:

     o who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

     o who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

CHARGE FOR TAX

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

DIVERSIFICATION

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless

     o  the failure to diversify was accidental;

     o  the failure is corrected; and

     o  a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.

TAX CHANGES

The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. For more details, contact your personal tax and/or financial advisor.

STATEMENTS AND REPORTS

Nationwide will mail contract owners statements and reports. Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

     o  statements showing the contract's quarterly activity;

     o confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., dollar cost averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements;

     o semi-annual reports as of June 30 containing financial statements for the variable account; and

     o annual reports as of December 31 containing financial statements for the variable account.

Contract owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

LEGAL PROCEEDINGS

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on Nationwide.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

In November 1997, two plaintiffs, one who was the owner of a variable life insurance contract and the other who was the owner of a variable annuity contract, commenced a lawsuit in a federal court in Texas against Nationwide and the American Century group of defendants (Robert Young and David D. Distad v. Nationwide Life Insurance Company et al.). In this lawsuit, plaintiffs sought to represent a class of variable life insurance contract owners and variable annuity contract owners whom they claim were allegedly misled when purchasing these variable contracts into believing that the performance of their underlying mutual fund option managed by American Century, whose shares may only be purchased by insurance companies, would track the performance of a mutual fund, also managed by American Century, whose shares are publicly traded. The amended complaint seeks unspecified compensatory and punitive damages. On April 27, 1998, the District Court denied, in part, and granted, in part, motions to dismiss the complaint filed by Nationwide and American Century. The remaining claims against Nationwide allege securities fraud, common law fraud, civil conspiracy, and breach of contract. The District Court, on December 2, 1998, issued an order denying plaintiffs' motion for class certification and the appeals court declined to review the order denying class certification upon interlocutory appeal. On June 11, 1999, the District Court denied the plaintiffs' motion to amend their complaint and reconsider class certification. In January 2000 Nationwide and American Century settled this lawsuit now limited to the claims of the two named plaintiffs. On February 9, 2000 the court dismissed this lawsuit with prejudice.

On October 29, 1998, Nationwide was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by Nationwide and the other named Nationwide affiliates which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. No class has been certified. On June 11, 1999, Nationwide and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the court denied the motion to dismiss the amended complaint filed by Nationwide and other named defendants. Nationwide intends to defend this lawsuit vigorously.

There can be no assurance that any litigation relating to pricing or sales practices will not have a material adverse effect on Nationwide in the future.

The general distributor, Fidelity Investments Institutional Services Company, Inc., is not engaged in any litigation of any material nature.

ADVERTISING AND SUB-ACCOUNT PERFORMANCE SUMMARY

ADVERTISING

A "yield" and "effective yield" may be advertised for the Fidelity VIP Money Market Portfolio. "Yield" is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the Fidelity VIP Money Market Portfolio's units. Yield is an annualized figure, which means that it is assumed that the Fidelity VIP Money Market Portfolio generates the same level of net income over a 52-week period. The "effective yield" is calculated similarly but includes the effect of assumed compounding, calculated under rules prescribed by the SEC. The effective yield will be slightly higher than yield due to this compounding effect.

Nationwide may advertise the performance of a sub-account in relation to the performance of other variable annuity sub-accounts, underlying mutual fund options with similar or different objectives or the investment industry as a whole. Other investments to which the sub-accounts may be compared include, but are not limited to:

     o precious metals;

     o real estate;

     o stocks and bonds;

     o closed-end funds;

     o bank money market deposit accounts and passbook savings;

     o CDs; and

     o the Consumer Price Index.

Market Indexes

The sub-accounts will be compared to certain market indexes, such as:

     o S&P 500;

     o Shearson/Lehman Intermediate Government/Corporate Bond Index;

     o Shearson/Lehman Long-Term Government/Corporate Bond Index;

     o Donoghue Money Fund Average;

     o U.S. Treasury Note Index;

     o Bank Rate Monitor National Index of 2 1/2 Year CD Rates; and

     o Dow Jones Industrial Average.

Tracking & Rating Services; Publications

Nationwide's rankings and ratings are sometimes published by other services, such as:

     o Lipper Analytical Services, Inc.;

     o CDA/Wiesenberger;

     o Morningstar;

     o Donoghue's;

     o magazines such as:

       * Money;

       * Forbes;

       * Kiplinger's Personal Finance Magazine;

       * Financial World;

       * Consumer Reports;

       * Business Week;

       * Time;

       * Newsweek;

       * National Underwriter; and

       * News and World Report;

     o LIMRA;

     o Value;

     o Best's Agent Guide;

     o Western Annuity Guide;

     o Comparative Annuity Reports;

     o Wall Street Journal;

     o Barron's;

     o Investor's Daily;

     o Standard & Poor's Outlook; and

     o Variable Annuity Research & Data Service (The VARDS Report).

These rating services and publications rank the underlying mutual funds' performance against other funds. These rankings may or may not include the effects of sales charges or other fees.

Financial Rating Services

Nationwide is also ranked and rated by independent financial rating services, among which are Moody's, Standard & Poor's and A.M. Best Company. Nationwide may advertise these ratings. These ratings reflect Nationwide's financial strength or claims-paying ability. The ratings are not intended to reflect the investment experience or financial strength of the variable account.

Some Nationwide advertisements and endorsements may include lists of organizations, individuals or other parties that recommend Nationwide or the contract. Furthermore, Nationwide may occasionally advertise comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

Historical Performance of the Sub-Accounts

Nationwide will advertise historical performance of the sub-accounts. Nationwide may advertise for the sub-account's standardized "average annual total return," calculated in a manner prescribed by the SEC, and nonstandardized "total return." Average annual total return shows the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year periods (or for a period covering the time the underlying mutual fund has been available in the variable account if it has not been available for one of the prescribed periods). This calculation reflects the deduction of the maximum charges that could be assessed to the contract (1.55%), which includes the charge for the 5% Enhanced Death Benefit option, but does not reflect premium taxes, which may be imposed by certain states.

Nonstandardized "total return" is calculated similarly to standardized "average annual total return," except non-standardized return assumes an initial investment of $25,000 with variable account charges of 1.40%. A CDSC is not reflected. The CDSC is not reflected because the contracts are designed for long term investment. The CDSC, if reflected, would decrease the level of performance shown. An initial investment of $25,000 is assumed because that amount is closer to the size of a typical contract than $1,000, which was used in calculating the standardized average annual total return.

The standardized average annual total return and nonstandardized total return quotations are calculated using data for the period ended December 31, 1999. Both methods of calculation reflect total return for the most recent one, five and ten year periods (or for a period covering the time the underlying mutual fund has been in existence). For those underlying mutual funds which have not been available for one of the prescribed periods, the nonstandardized total return illustrations will show the investment performance the underlying mutual funds would have achieved had they been available in the variable account for one of the periods. If the underlying mutual fund has been available in the variable account for less than one year (or if the underlying mutual fund has been effective for less than one year), standardized and non-standardized performance is not annualized.

                   SUB-ACCOUNT PERFORMANCE SUMMARY

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
-------------------------------------------------------------------------------------------------------------------
                                                                                        10 Years
                                                                                      or Date Fund
                                                                                      Available in    Date Fund
                                                                                      the Variable   Available in
                                                           1 Year         5 Years        Account     the Variable
                  Sub-Account Option                     to 12/31/99    to 12/31/99    to 12/31/99     Account
-------------------------------------------------------------------------------------------------------------------
VIP Equity-Income Portfolio                                -1.61%           N/A            11.07%        01/20/97
-------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                       29.06%           N/A            28.90%        01/20/97
-------------------------------------------------------------------------------------------------------------------
VIP  High Income Portfolio                                  0.19%           N/A             4.56%        11/01/96
-------------------------------------------------------------------------------------------------------------------
VIP Money Market Portfolio                                 -2.76%           N/A             2.68%        11/01/96
-------------------------------------------------------------------------------------------------------------------
VIP Overseas Portfolio                                     34.18%           N/A            19.69%        11/01/96
-------------------------------------------------------------------------------------------------------------------
VIP II Asset Manager Portfolio                              3.09%           N/A            12.03%        01/20/97
-------------------------------------------------------------------------------------------------------------------
VIP II Asset Manager: Growth Portfolio                      7.19%           N/A            15.33%        01/20/97
-------------------------------------------------------------------------------------------------------------------
VIP II Contrafund(R)Portfolio                              16.06%           N/A            21.88%        01/20/97
-------------------------------------------------------------------------------------------------------------------
VIP II Investment Grade Bond Portfolio                     -8.70%           N/A             2.80%        11/01/96
-------------------------------------------------------------------------------------------------------------------
VIP II Index 500 Portfolio                                 12.37%           N/A            22.71%        01/20/97
-------------------------------------------------------------------------------------------------------------------
VIP III Balanced Portfolio                                 -3.37%           N/A            11.42%        01/03/95
-------------------------------------------------------------------------------------------------------------------
VIP III Growth & Income Portfolio                           1.19%           N/A            18.48%        01/20/97
-------------------------------------------------------------------------------------------------------------------
VIP III Growth Opportunities Portfolio                     -3.64%           N/A            19.41%        01/03/95
-------------------------------------------------------------------------------------------------------------------


NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
-------------------------------------------------------------------------------------------------------------------
                                                                                        10 Years
                                                                                      to 12/31/99
                                                           1 Year        5 Years       or Life of     Date Fund
                  Sub-Account Option                     to 12/31/99   to 12/31/99        Fund        Effective
-------------------------------------------------------------------------------------------------------------------
VIP Equity-Income Portfolio                                4.84%          16.95%         12.89%          10/09/86
-------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                      35.51%          27.92%         18.26%          10/09/86
-------------------------------------------------------------------------------------------------------------------
VIP  High Income Portfolio                                 6.64%           9.31%         10.86%          09/19/85
-------------------------------------------------------------------------------------------------------------------
VIP Money Market Portfolio                                 3.70%           4.01%          3.82%          04/01/82
-------------------------------------------------------------------------------------------------------------------
VIP Overseas Portfolio                                    40.63%          15.73%          9.87%          01/28/87
-------------------------------------------------------------------------------------------------------------------
VIP II Asset Manager Portfolio                             9.54%          14.01%         11.57%          09/06/89
-------------------------------------------------------------------------------------------------------------------
VIP II Asset Manager: Growth Portfolio                    13.64%           N/A           18.51%          01/03/95
-------------------------------------------------------------------------------------------------------------------
VIP II Contrafund(R)Portfolio                             22.52%           N/A           25.97%          01/03/95
-------------------------------------------------------------------------------------------------------------------
VIP II Investment Grade Bond Portfolio                    -2.43%           5.80%          5.69%          12/05/88
-------------------------------------------------------------------------------------------------------------------
VIP II Index 500 Portfolio                                18.82%          26.38%         19.41%          08/27/92
-------------------------------------------------------------------------------------------------------------------
VIP III Balanced Portfolio                                 3.08%           N/A           11.93%          01/03/95
-------------------------------------------------------------------------------------------------------------------
VIP III Growth & Income Portfolio                          7.64%           N/A           20.45%          12/31/96
-------------------------------------------------------------------------------------------------------------------
VIP III Growth Opportunities Portfolio                     2.81%           N/A           19.83%          01/03/95
-------------------------------------------------------------------------------------------------------------------

            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

                                                                     PAGE
General Information and History........................................1
Services...............................................................1
Purchase of Securities Being Offered...................................2
Underwriters...........................................................2
Calculation of Performance.............................................2
Annuity Payments.......................................................3
Financial Statements...................................................4

APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS

The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.

There is no guarantee that the investment objectives will be met.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND

The Fidelity Variable Insurance Products Fund (VIP) is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981. Shares of VIP are purchased by insurance companies to fund benefits under variable life insurance policies and annuity contracts. Fidelity Management & Research Company ("FMR") is the manager for VIP and its portfolios.

     VIP EQUITY-INCOME PORTFOLIO

     Investment Objective: Reasonable income by investing primarily in income-producing equity securities. In choosing these securities, FMR will also consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield that exceeds the composite yield on the securities comprising the Standard & Poors Composite Stock Price Index.

     VIP GROWTH PORTFOLIO

     Investment Objective: Capital appreciation. This Portfolio will invest in the securities of both well-known and established companies, and smaller, less well-known companies which may have narrow product line or whose securities are thinly traded. These latter securities will often involve greater risk than may be found in the ordinary investment security. FMR's analysis and expertise plays an integral role in the selection of securities and, therefore, the performance of the Portfolio. Many securities which FMR believes would have the greatest potential may be regarded as speculative, and investment in this Portfolio may involve greater risk than is inherent in other mutual funds. It is also important to point out that the Portfolio makes most sense for you if you can afford to ride out changes in the stock market, because it invests primarily in common stocks. FMR can also make temporary investments in securities such as investment-grade bonds, high-quality preferred stocks and short-term notes, for defensive purposes when it believes market conditions warrant.

     VIP HIGH INCOME PORTFOLIO

     Investment Objective: High level of current income by investing primarily in high-risk, lower-rated, high-yielding, fixed-income securities, while also considering growth of capital. FMR will seek high current income normally by investing the Portfolio's assets as follows:

     o at least 65% in income-producing debt securities and preferred stocks, including convertible securities; and

     o up to 20% in common stocks and other equity securities when consistent with the Portfolio's primary objective or acquired as part of a unit combining fixed-income and equity securities.

     Higher yields are usually available on securities that are lower-rated or that are unrated. Lower-rated securities are usually defined as Ba or lower by Moody's Investor Services, Inc. ("Moody's"); BB or lower by Standard & Poor's and may be deemed to be of a speculative nature. The Portfolio may also purchase lower-quality bonds such as those rated Ca3 by Moody's or C-by Standard & Poor's which provide poor protection for payment of principal and interest (commonly referred to as "junk bonds"). For a further discussion of lower-rated securities, please see the "Risks of Lower-Rated Debt Securities" section of the Portfolio's prospectus.

     VIP MONEY MARKET PORTFOLIO

     Investment Objective: As high a level of current income as is consistent with preserving capital and providing liquidity.

     The Portfolio will invest only in high quality U.S. dollar-denominated money market securities of domestic and foreign issuers while seeking to maintain a stable $1.00 share price. Investments in the Money Market Portfolio are neither insured nor guaranteed by the U.S. Government and there can be no assurance that the portfolio will maintain a stable $1.00 share price.

     VIP OVERSEAS PORTFOLIO

     Investment Objective: Long-term capital growth primarily through investments in foreign securities. This Portfolio provides a means for investors to diversify their own portfolios by participating in companies and economies outside of the United States.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II

The Fidelity Variable Insurance Products Fund II (VIP II) is an open-end, diversified, management investment company organized as a Massachusetts business trust on March 21, 1988. VIP II's shares are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. FMR is the manager of VIP II and its portfolios.

     VIP II ASSET MANAGER PORTFOLIO

     Investment Objective: High total return with reduced risk over the long term by allocating its assets among domestic and foreign stocks, bonds and short-term fixed income instruments.

       ------------------ -------------- --------------
       Asset Manager:     Range          Neutral Mix
       ------------------ -------------- --------------
       Stock Class           30-70%           50%
       ------------------ -------------- --------------
       Bond Class            20-60%           40%
       ------------------ -------------- --------------
       Short-term Class       0-50%           10%
       ------------------ -------------- --------------

     VIP II ASSET MANAGER: GROWTH PORTFOLIO

     Investment Objective: Maximum total return over the long-term by allocating assets among the following classes or types of investment in a neutral mix: the stock class, the bond class, short-term class/ money market class. The Portfolio's more aggressive approach focuses primarily on stocks for high potential returns.


       -------------------- ------------ ------------
       Asset Manager:       Range        Neutral Mix
       Growth
       -------------------- ------------ ------------
       Stock Class          50-100%           70%
       -------------------- ------------ ------------
       Bond Class             0-50%           25%
       -------------------- ------------ ------------
       Short-term Class       0-50%            5%
       -------------------- ------------ ------------

     VIP II CONTRAFUND(R) PORTFOLIO

     Investment Objective: Capital appreciation by investing primarily in companies that the FMR believes to be undervalued due to an overly pessimistic appraisal by the public. This strategy can lead to investments in domestic or foreign companies, small and large, many of which may not be well known. The Portfolio primarily invests in common stock and securities convertible into common stock, but it has the flexibility to invest in any type of security that may produce capital appreciation.

     VIP II INDEX 500 PORTFOLIO

     Investment Objective: Investment results that correspond to the total return of common stocks that comprise the Standard & Poor's 500 Composite Stock Price Index (S&P 500). Normally, at least 80% of the Portfolio's assets will be invested in equity securities of companies that comprise the S&P 500. Although the Portfolio tries to allocate its assets similarly to those of the S&P 500, the Portfolio's composition may not always be identical to that of the S&P. In seeking a 98% or better long-term correlation of the fund Bankers Trust may choose, if extraordinary circumstances warrant, to exclude a stock held in the S&P 500 and include a similar stock if doing so will help the Portfolio achieve its objective.

     VIP II INVESTMENT GRADE BOND PORTFOLIO

     Investment Objective: High level of current income as is consistent with preservation of capital by investing primarily in obligations issued or guaranteed by the U.S. government or any of its agencies or instrumentalities. Under normal circumstances, at least 65% of the Portfolio's total assets will be invested in investment-grade fixed-income securities such as debentures, bonds and notes.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III

The Fidelity Variable Insurance Products Fund III (VIP III) is an open-end, diversified, management investment company organized as a Massachusetts business trust on July 14, 1994. VIP III's name was changed on December 30, 1996 from the Fidelity Advisor Annuity Fund to the Fidelity Variable Insurance Products Fund
III. VIP III's shares are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. FMR is the Fund's manager.

     VIP III BALANCED PORTFOLIO

     Investment Objective: Income and growth of capital using a balanced approach to provide the best possible total return from investments in a diversified portfolio of equity and fixed-income securities with income, growth of income and capital appreciation potential. FMR manages the Portfolio to maintain a balance between stocks and bonds. When FMR's outlook is neutral, it will invest approximately 60% of the Portfolio's assets in stocks or other equity securities and the remainder in bonds. The Portfolio will always invest at least 25% of its total assets in fixed-income senior securities.

     VIP III GROWTH & INCOME PORTFOLIO

     Investment Objective: High total return through a combination of current income and capital appreciation by investing mainly in equity securities.

     VIP III GROWTH OPPORTUNITIES PORTFOLIO

     Investment Objective: Capital growth by investing primarily in common stocks and securities convertible into common stocks. The Portfolio under normal circumstances, will invest at least 65% of its total assets in securities of companies that FMR believes have long-term growth potential. Although the Portfolio invests primarily in common stock and securities convertible into common stock, it has the ability to purchase other securities such as preferred stock and bonds that may produce capital growth. The Portfolio may invest in foreign securities without limitation.

APPENDIX B:  CONDENSED FINANCIAL INFORMATION
Accumulation unit values for accumulation units outstanding throughout the period.

                       NO OPTIONAL DEATH BENEFITS ELECTED
              (VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET
                        ASSETS OF THE VARIABLE ACCOUNT)

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VIP Equity-Income              13.477888          14.130390              4.84%             1,695,231       1999
Portfolio - Q1            ------------------- ------------------- ------------------- -------------------- -----------
                               12.245396          13.477888             10.06%             1,732,312       1998
                          ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          12.245396             22.45%             1,102,775       1997
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VIP Equity-Income              13.477888          14.130390              4.84%             3,019,886       1999
Portfolio - NQ1           ------------------- ------------------- ------------------- -------------------- -----------
                               12.245396          13.477888             10.06%             2,789,952       1998
                          ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          12.245396             22.45%             1,900,080       1997
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VIP Growth                     15.969000          21.640361             35.51%             1,601,216       1999
Portfolio - Q1            ------------------- ------------------- ------------------- -------------------- -----------
                               11.610523          15.969000             37.54%             1,138,568       1998
                          ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          11.610523             16.11%               711,162       1997
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP Growth            15.969000          21.640361             35.51%             3,499,888       1999
Portfolio - NQ3           ------------------- ------------------- ------------------- -------------------- -----------
                               11.610523          15.969000             37.54%             2,009,283       1998
                          ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          11.610523             16.11%             1,186,843       1997
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VIP High Income                11.187199          11.930180              6.64%             3,512,241       1999
Portfolio - Q2            ------------------- ------------------- ------------------- -------------------- -----------
                               11.859397          11.187199             -5.67%             4,158,432       1998
                          ------------------- ------------------- ------------------- -------------------- -----------
                               10.221866          11.859397             16.02%             3,723,025       1997
                          ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          10.221866              2.22%                 2,287       1996
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VIP High Income                11.187199          11.930180              6.64%             7,547,236       1999
Portfolio - NQ2           ------------------- ------------------- ------------------- -------------------- -----------
                               11.859397          11.187199             -5.67%             8,642,408       1998
                          ------------------- ------------------- ------------------- -------------------- -----------
                               10.221866          11.859397             16.02%             8,132,611       1997
                          ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          10.221866              2.22%                12,210       1996
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VIP Money Market               10.883253          11.285433              3.70%             1,547,965       1999
Portfolio - Q*,2          ------------------- ------------------- ------------------- -------------------- -----------
                               10.065929          10.883253              8.12%             1,305,540       1998
                          ------------------- ------------------- ------------------- -------------------- -----------
                               10.063199          10.065929              0.03%             1,517,808       1997
                          ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          10.063199              0.63%                77,545       1996
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VIP Money Market               10.883253          11.285433              3.70%             3,063,912       1999
Portfolio - NQ*,2         ------------------- ------------------- ------------------- -------------------- -----------
                               10.465899          10.883253              8.12%             2,759,939       1998
                          ------------------- ------------------- ------------------- -------------------- -----------
                               10.063199          10.465899              0.03%             2,372,121       1997
                          ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          10.063199              0.63%                62,978       1996
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

* The 7-day yield on the VIP Money Market Portfolio as of December 31, 1999 was 4.28%.

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VIP Overseas                   12.862332          18.088630             40.63%             1,594,341       1999
Portfolio - Q2            ------------------- ------------------- ------------------- -------------------- -----------
                               11.569690          12.862332             11.17%             1,730,887       1998
                          ------------------- ------------------- ------------------- -------------------- -----------
                               10.518503          11.569690              9.99%             1,594,615       1997
                          ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          10.518503              5.19%                 4,339       1996
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VIP Overseas                   12.862332          18.088630             40.63%             3,514,876       1999
Portfolio- NQ2            ------------------- ------------------- ------------------- -------------------- -----------
                               11.569690          12.862332             11.17%             3,855,007       1998
                          ------------------- ------------------- ------------------- -------------------- -----------
                               11.518503          11.569690              9.99%             3,828,801       1997
                          ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          10.518503              5.19%                17,196       1996
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
Fidelity VIP II Asset          13.216823          14.477303              9.54%               405,505       1999
Manager Portfolio - Q3    ------------------- ------------------- ------------------- -------------------- -----------
                               11.650850          13.216823             13.44%               351,207       1998
                          ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          11.650850             16.51%               234,516       1997
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VIP II Asset Manager           13.216823          14.477303              9.54%               824,691       1999
Portfolio - NQ1           ------------------- ------------------- ------------------- -------------------- -----------
                               11.650850          13.216823             13.44%               698,387       1998
                          ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          11.650850             16.51%               585,920       1997
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VIP II Asset Manager:          13.841884          15.730503             13.64%               279,404       1999
Growth Portfolio - Q1     ------------------- ------------------- ------------------- -------------------- -----------
                               11.940378          13.841884             15.93%               299,850       1998
                          ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          11.940378             19.40%               236,306       1997
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VIP II Asset Manager:          13.841884          15.730503             13.64%               629,730       1999
Growth Portfolio - NQ1    ------------------- ------------------- ------------------- -------------------- -----------
                               11.940378          13.841884             15.93%               576,240       1998
                          ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          11.940378             19.40%               412,776       1997
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VIP II Contrafund(R)           15.036722          18.422344             22.52%             2,003,071       1999
Portfolio -Q1             ------------------- ------------------- ------------------- -------------------- -----------
                               11.732706          15.036722             28.16%             1,788,055       1998
                          ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          11.732706             17.33%             1,484,705       1997
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VIP II Contrafund(R)           15.036722          18.422344             22.52%             4,068,308       1999
Portfolio - NQ1           ------------------- ------------------- ------------------- -------------------- -----------
                               11.732706          15.036722             28.16%             3,318,944       1998
                          ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          11.732706             17.33%             2,614,941       1997
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VIP II Investment Grade        11.609070          11.326409             -2.43%             1,254,764       1999
Bond Portfolio - Q2       ------------------- ------------------- ------------------- -------------------- -----------
                               10.817010          11.609070              7.32%             1,286,880       1998
                          ------------------- ------------------- ------------------- -------------------- -----------
                               10.059105          10.817010              7.53%               881,781       1997
                          ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          10.059105              0.59%                 8,008       1996
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------


------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VIP II Investment Grade        11.609070          11.326409             -2.43%             2,232,584       1999
Bond Portfolio - NQ2      ------------------- ------------------- ------------------- -------------------- -----------
                               10.817010          11.609070              7.32%             2,102,024       1998
                          ------------------- ------------------- ------------------- -------------------- -----------
                               10.059105          10.817010              7.53%             1,572,576       1997
                          ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          10.059105              0.59%                 1,732       1996
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VIP II Index 500               15.809112          18.785022              18.82             1,356,828       1999
Portfolio - Q1            ------------------- ------------------- ------------------- -------------------- -----------
                               12.494291          15.809112             26.53%             1,111,939       1998
                          ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          12.494291             24.94%               687,172       1997
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VIP II Index 500               15.809112          18.785022              18.82             2,902,750       1999
Portfolio  - NQ1          ------------------- ------------------- ------------------- -------------------- -----------
                               12.494291          15.809112             26.53%             2,367,722       1998
                          ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          12.494291             24.94%             1,471,434       1997
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VIP III Balanced               17.022798          17.547850              3.08%             2,352,156       1999
Portfolio  - Q            ------------------- ------------------- ------------------- -------------------- -----------
                               14.675543          17.022798             15.99%             2,652,827       1998
                          ------------------- ------------------- ------------------- -------------------- -----------
                               12.181451          14.675543             20.47%             2,672,535       1997
                          ------------------- ------------------- ------------------- -------------------- -----------
                               11.234358          12.181451              8.43%             2,291,575       1996
                          ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          11.234358             12.34%               975,789       1995
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VIP III Balanced               17.022798          17.547850              3.08%             5,436,492       1999
Portfolio  - NQ           ------------------- ------------------- ------------------- -------------------- -----------
                               14.675543          17.022798             15.99%             6,102,782       1998
                          ------------------- ------------------- ------------------- -------------------- -----------
                               12.181451          14.675543             20.47%             6,127,776       1997
                          ------------------- ------------------- ------------------- -------------------- -----------
                               11.234358          12.181451              8.43%             5,374,512       1996
                          ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          11.234358             12.34%             2,441,208       1995
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VIP III Growth & Income        15.781386          16.987037              7.64%             1,145,440       1999
Portfolio - Q1            ------------------- ------------------- ------------------- -------------------- -----------
                               12.350709          15.781386             27.78%               968,478       1998
                          ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          12.350709             23.51%               641,220       1997
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VIP III Growth & Income        15.781386          16.987037              7.64%             2,718,399       1999
Portfolio - NQ1           ------------------- ------------------- ------------------- -------------------- -----------
                               12.350709          15.781386             27.78%             2,375,755       1998
                          ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          12.350709             23.51%             1,370,152       1997
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VIP III Growth                 23.993138          24.667851              2.81%             7,527,710       1999
Opportunities             ------------------- ------------------- ------------------- -------------------- -----------
Portfolio - Q                  19.527096          23.993138             22.87%             8,127,546       1998
                          ------------------- ------------------- ------------------- -------------------- -----------
                               15.239855          19.527096             28.13%             8,514,753       1997
                          ------------------- ------------------- ------------------- -------------------- -----------
                               13.069019          15.239855             16.61%             6,415,213       1996
                          ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          13.069019             30.69%             2,965,497       1995
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------


------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VIP III Growth                 23.993138          24.667851              2.81%            17,920,089       1999
Opportunities             ------------------- ------------------- ------------------- -------------------- -----------
Portfolio - NQ                 19.527096          23.993138             22.87%            20,287,152       1998
                          ------------------- ------------------- ------------------- -------------------- -----------
                               15.239855          19.527096             28.13%            20,154,563       1997
                          ------------------- ------------------- ------------------- -------------------- -----------
                               13.069019          15.239855             16.61%            16,114,264       1996
                          ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          13.069019             30.69%             8,130,130       1995
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

1 These underlying mutual funds were added to the variable account on January
  20, 1997. Condensed Financial Information for these funds for 1997 reflects values from January 20, 1997 to December 31, 1997.

2 These underlying mutual funds were added to the variable account on October
  26, 1996. Condensed Financial Information for these funds for 1996 reflects values from October 26, 1996 to December 31, 1996.

  On March 14, 1997, pursuant to an SEC order, the following fund replacements occurred:

  a) the VIP High Income Portfolio replaced the Fidelity Advisor Annuity High Yield Fund;

  b) the VIP Money Market Portfolio replaced the Fidelity Advisor Annuity Money Market Fund;

  c) the VIP Overseas Portfolio replaced the Fidelity Advisor Annuity Overseas Fund; and

  d) the VIP II Investment Grade Bond Portfolio replaced the Fidelity Advisor Annuity Government Investment Fund.

>



                     OPTIONAL ONE-YEAR STEP UP DEATH BENEFIT

           ELECTED (VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET
                         ASSETS OF THE VARIABLE ACCOUNT)

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VIP Equity-Income              11.368793          11.913142              4.79%                60,593       1999
Portfolio - Q             ------------------- ------------------- ------------------- -------------------- -----------
                               10.334399          11.368793             10.01%                41,419       1998
                          ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          10.334399              3.34%                 1,233       1997
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VIP Equity-Income              11.368793          11.913142              4.79%               146,671       1999
Portfolio - NQ            ------------------- ------------------- ------------------- -------------------- -----------
                               10.334399          11.368793             10.01%               101,795       1998
                          ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          10.334399              3.34%                 9,973       1997
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VIP Growth Portfolio - Q       13.781993          18.667172             35.45%                78,768       1999
                          ------------------- ------------------- ------------------- -------------------- -----------
                               10.025497          13.781993             37.47%                38,516       1998
                          ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          10.025497              0.25%                 1,555       1997
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VIP Growth                     13.781993          18.667172             35.45%               218,645       1999
Portfolio -NQ             ------------------- ------------------- ------------------- -------------------- -----------
                               10.025497          13.781993             37.47%                94,771       1998
                          ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          10.025497              0.25%                19,167       1997
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VIP High Income                 9.547168          10.176069              6.59%                79,734       1999
Portfolio - Q             ------------------- ------------------- ------------------- -------------------- -----------
                               10.125956           9.547168             -5.72%                55,178       1998
                          ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          10.125956              1.26%                12,121       1997
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VIP High Income                 9.547168          10.176069              6.59%               123,514       1999
Portfolio - NQ            ------------------- ------------------- ------------------- -------------------- -----------
                               10.125956           9.547168             -5.72%                99,132       1998
                          ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          10.125956              1.26%                 6,193       1997
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VIP Money Market               10.462911          10.844055              3.64%                41,696       1999
Portfolio - Q*            ------------------- ------------------- ------------------- -------------------- -----------
                               10.066783          10.462911              3.94%                37,306       1998
                          ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          10.066783              0.67%                     0       1997
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VIP Money Market              10.462911           10.844055              3.64%                51,072       1999
Portfolio - NQ*           ------------------- ------------------- ------------------- -------------------- -----------
                               10.066783          10.462911              3.94%               111,460       1998
                          ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          10.066783              0.67%               103,446       1997
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VIP Overseas                   10.994287          15.453729             40.56%                25,983       1999
Portfolio - Q             ------------------- ------------------- ------------------- -------------------- -----------
                                9.894400          10.994287             11.12%                20,502       1998
                          ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000           9.894400             -1.06%                    63       1997
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VIP Overseas                   10.994287          15.453729             40.56%                39,558       1999
Portfolio - NQ            ------------------- ------------------- ------------------- -------------------- -----------
                                9.894400          10.994287             11.12%                27,574       1998
                          ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000           9.894400             -1.06%                12,510       1997
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

* The 7-day yield on the Fidelity VIP Money Market Portfolio as of December 31, 1999 was 4.23%.

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VIP II Asset Manager           11.575607           12.673141             9.48%                21,912       1999
Portfolio - Q             ------------------- ------------------- ------------------- -------------------- -----------
                               10.209261           11.575607            13.38%                 4,399       1998
                          ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000           10.209261             2.09%                     0       1997
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VIP II Asset Manager           11.575607           12.673141             9.48%                35,532       1999
Portfolio - NQ            ------------------- ------------------- ------------------- -------------------- -----------
                               10.209261           11.575607            13.38%                28,093       1998
                          ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000           10.209261             2.09%                 9,263       1997
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VIP II Asset Manager:          11.864403           13.476375            13.59%                11,295       1999
Growth Portfolio - Q      ------------------- ------------------- ------------------- -------------------- -----------
                               10.239737           11.864403            15.87%                 9,734       1998
                          ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000           10.239737             2.40%                     0       1997
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VIP II Asset Manager:          11.864403           13.476375            13.59%                12,166       1999
Growth Portfolio - NQ     ------------------- ------------------- ------------------- -------------------- -----------
                               10.239737           11.864403            15.87%                17,710       1998
                          ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000           10.239737             2.40%                 3,686       1997
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VIP II Contrafund(R)           12.747959           18.422344            44.51%                54,385       1999
Portfolio -Q              ------------------- ------------------- ------------------- -------------------- -----------
                                9.951886           12.747959            28.10%                35,003       1998
                          ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000            9.951886            -0.48%                   913       1997
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VIP II Contrafund(R)           12.747959           15.610339            22.45%               128,262       1999
Portfolio - NQ            ------------------- ------------------- ------------------- -------------------- -----------
                                9.951886           12.747959            28.10%                83,877       1998
                          ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000            9.951886            -0.48%                 9,371       1997
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VIP II Investment Grade        10.883913           10.613518            -2.48%                13,862       1999
Bond Portfolio - Q        ------------------- ------------------- ------------------- -------------------- -----------
                               10.146469           10.883913             7.27%                 4,667       1998
                          ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000           10.146469             1.46%                     0       1997
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VIP II Investment Grade        10.883913           10.613518            -2.48%                52,551       1999
Bond Portfolio - NQ       ------------------- ------------------- ------------------- -------------------- -----------
                               10.146469           10.883913             7.27%                 6,209       1998
                          ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000           10.146469             1.46%                     0       1997
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VIP II Index 500               13.065126           15.516650            18.76%                46,530       1999
Portfolio - Q             ------------------- ------------------- ------------------- -------------------- -----------
                               10.330898           13.065126            26.47%                23,101       1998
                          ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000           10.330898             3.31%                    61       1997
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VIP II Index 500               13.065126           15.516650            18.76%               127,837       1999
Portfolio  - NQ           ------------------- ------------------- ------------------- -------------------- -----------
                               10.330898           13.065126            26.47%                68,636       1998
                          ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000           10.330898             3.31%                 3,644       1997
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------


------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VIP III Balanced               11.909803          12.270926              3.03%                27,944       1999
Portfolio  - Q            ------------------- ------------------- ------------------- -------------------- -----------
                               10.272783          11.909803             15.94%                23,691       1998
                          ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          10.272783              2.73%                     0       1997
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VIP III Balanced               11.909803          12.270926              3.03%                74,853       1999
Portfolio  - NQ           ------------------- ------------------- ------------------- -------------------- -----------
                               10.272783          11.909803             15.94%                46,788       1998
                          ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          10.272783              2.73%                 8,383       1997
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VIP III Growth & Income        13.287693          14.295582              7.59%                56,050       1999
Portfolio - Q             ------------------- ------------------- ------------------- -------------------- -----------
                               10.404380          13.287693             27.71%                36,694       1998
                          ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          10.404380              4.04%                     0       1997
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VIP III Growth & Income        13.287693          14.295582              7.59%                97,471       1999
Portfolio - NQ            ------------------- ------------------- ------------------- -------------------- -----------
                               10.404380          13.287693             27.71%                80,881       1998
                          ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          10.404380              4.04%                 6,119       1997
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VIP III Growth                 12.762442          13.114680              2.76%               151,722       1999
Opportunities             ------------------- ------------------- ------------------- -------------------- -----------
Portfolio - Q                  10.392122          12.762442             22.81%               114,036       1998
                          ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          10.392122              3.92%                 2,407       1997
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VIP III Growth                 12.762442          13.114680              2.76%               312,763       1999
Opportunities             ------------------- ------------------- ------------------- -------------------- -----------
Portfolio - NQ                 10.392122          12.762442             22.81%               227,642       1998
                          ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          10.392122              3.92%                37,507       1997
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------


1 These underlying mutual funds were added to the variable account on January
  20, 1997. Condensed Financial Information for these funds for 1997 reflects values from January 20, 1997 to December 31, 1997.

2 These underlying mutual funds were added to the variable account on October
  26, 1996. Condensed Financial Information for these funds for 1996 reflects values from October 26, 1996 to December 31, 1996.

  On March 14, 1997, pursuant to an SEC order, the following fund replacements occurred:

  e) the VIP High Income Portfolio replaced the Fidelity Advisor Annuity High Yield Fund;

  f) the VIP Money Market Portfolio replaced the Fidelity Advisor Annuity Money Market Fund;

  g) the VIP Overseas Portfolio replaced the Fidelity Advisor Annuity Overseas Fund; and

  h) the VIP II Investment Grade Bond Portfolio replaced the Fidelity Advisor Annuity Government Investment Fund.

                   OPTIONAL 5% ENHANCED DEATH BENEFIT ELECTED

              (VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET
                        ASSETS OF THE VARIABLE ACCOUNT)

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VIP Equity-Income              11.362118          11.900112              4.73%                28,206       1999
Portfolio - Q             ------------------- ------------------- ------------------- -------------------- -----------
                               10.333567          11.362118              9.95%                24,656       1998
                          ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          10.333567              3.34%                 2,158       1997
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VIP Equity-Income              11.362118          11.900112              4.73%                31,200       1999
Portfolio - NQ            ------------------- ------------------- ------------------- -------------------- -----------
                               10.333567          11.362118              9.95%                29,725       1998
                          ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          10.333567              3.34%                 2,704       1997
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VIP Growth Portfolio - Q       13.773906          18.646776             35.38%                37,563       1999
                          ------------------- ------------------- ------------------- -------------------- -----------
                               10.024687          13.773906             37.40%                30,523       1998
                          ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          10.024687              0.25%                 1,085       1997
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VIP Growth                     13.773906          18.646776             35.38%                30,852       1999
Portfolio - NQ            ------------------- ------------------- ------------------- -------------------- -----------
                               10.024687          13.773906             37.40%                11,669       1998
                          ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          10.024687              0.25%                 1,393       1997
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VIP High Income                 9.541553          10.164929              6.53%                30,522       1999
Portfolio - Q             ------------------- ------------------- ------------------- -------------------- -----------
                               10.125138           9.541553             -5.76%                11,405       1998
                          ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          10.125138              1.25%                 2,387       1997
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VIP High Income                 9.541553          10.164929              6.53%                36,652       1999
Portfolio - NQ            ------------------- ------------------- ------------------- -------------------- -----------
                               10.125138           9.541553             -5.76%                34,631       1998
                          ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          10.125138              1.25%                 4,150       1997
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VIP Money Market               10.456715          10.832134              3.59%                25,144       1999
Portfolio - Q*            ------------------- ------------------- ------------------- -------------------- -----------
                               10.065929          10.456715              3.88%                61,727       1998
                          ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          10.065929              0.66%                     0       1997
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VIP Money Market               10.456715          10.832134              3.59%                23,877       1999
Portfolio - NQ*           ------------------- ------------------- ------------------- -------------------- -----------
                               10.065929          10.456715              3.88%                10,039       1998
                          ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          10.065929              0.66%                     0       1997
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VIP Overseas                   10.987826          15.436822             40.49%                 7,933       1999
Portfolio - Q             ------------------- ------------------- ------------------- -------------------- -----------
                                9.893604          10.987826             11.06%                 1,537       1998
                          ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000           9.893604             -1.06%                   400       1997
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VIP Overseas                   10.987826          15.436822             40.49%                 8,015       1999
Portfolio - NQ            ------------------- ------------------- ------------------- -------------------- -----------
                                9.893604          10.987826             11.06%                 7,894       1998
                          ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000           9.893604             -1.06%                 3,338       1997
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------

* The 7-day yield on the Fidelity VIP Money Market Portfolio as of December 31, 1999 was 4.18%.

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VIP II Asset Manager           11.568800          12.659254              9.43%                 2,118       1999
Portfolio - Q             ------------------- ------------------- ------------------- -------------------- -----------
                               10.208441          11.568800             13.33%                 1,346       1998
                          ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          10.208441              2.09%                     0       1997
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VIP II Asset Manager           11.568800          12.659254              9.43%                14,021       1999
Portfolio - NQ            ------------------- ------------------- ------------------- -------------------- -----------
                               10.208441          11.568800             13.33%                 9,296       1998
                          ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          10.208441              2.09%                     0       1997
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VIP II Asset Manager:          11.857417          13.461613             13.53%                 3,397       1999
Growth Portfolio - Q      ------------------- ------------------- ------------------- -------------------- -----------
                               10.238907          11.857417             15.81%                     0       1998
                          ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          10.238907              2.39%                     0       1997
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VIP II Asset Manager:          11.857417          13.461613             13.53%                 6,520       1999
Growth Portfolio - NQ     ------------------- ------------------- ------------------- -------------------- -----------
                               10.238907          11.857417             15.81%                 6,520       1998
                          ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          10.238907              2.39%                 1,231       1997
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VIP II Contrafund(R)           12.740463          15.593260             22.39%                12,643       1999
Portfolio -Q              ------------------- ------------------- ------------------- -------------------- -----------
                                9.951081          12.740463             28.03%                 2,116       1998
                          ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000           9.951081             -0.49%                 1,148       1997
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VIP II Contrafund(R)           12.740463          15.593260             22.39%                23,346       1999
Portfolio - NQ            ------------------- ------------------- ------------------- -------------------- -----------
                                9.951081          12.740463             28.03%                19,726       1998
                          ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000           9.951081             -0.49%                 3,555       1997
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VIP II Investment Grade        10.877515          10.601902             -2.53%                 9,626       1999
Bond Portfolio - Q        ------------------- ------------------- ------------------- -------------------- -----------
                               10.145651          10.877515              7.21%                 2,596       1998
                          ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          10.145651              1.46%                 1,718       1997
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VIP II Investment Grade        10.877515          10.601902             -2.53%                 9,188       1999
Bond Portfolio - NQ       ------------------- ------------------- ------------------- -------------------- -----------
                               10.145651          10.877515              7.21%                 4,254       1998
                          ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          10.145651              1.46%                 2,680       1997
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VIP II Index 500               13.057468          15.499687             18.70%                18,437       1999
Portfolio - Q             ------------------- ------------------- ------------------- -------------------- -----------
                               10.330070          13.057468             26.40%                 2,611       1998
                          ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          10.330070              3.30%                   386       1997
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VIP II Index 500               13.057468          15.499687             18.70%                40,607       1999
Portfolio  - NQ           ------------------- ------------------- ------------------- -------------------- -----------
                               10.330070          13.057468             26.40%                24,391       1998
                          ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          10.330070              3.30%                 1,382       1997
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------


------------------------- ------------------- ------------------- ------------------- -------------------- -----------
UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VIP III Balanced               11.902806          12.257491              2.98%                 2,319       1999
Portfolio  - Q            ------------------- ------------------- ------------------- -------------------- -----------
                               10.271954          11.902806             15.88%                 1,398       1998
                          ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          10.271954              2.72%                     0       1997
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VIP III Balanced               11.902806          12.257491              2.98%                20,233       1999
Portfolio  - NQ           ------------------- ------------------- ------------------- -------------------- -----------
                               10.271954          11.902806             15.88%                 7,406       1998
                          ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          10.271954              2.72%                 1,363       1997
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VIP III Growth & Income        13.279886          14.279936              7.53%                11,738       1999
Portfolio - Q             ------------------- ------------------- ------------------- -------------------- -----------
                               10.403545          13.279886             27.65%                 1,884       1998
                          ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          10.403545              4.04%                     0       1997
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VIP III Growth & Income        13.279886          14.279936              7.53%                29,850       1999
Portfolio - NQ            ------------------- ------------------- ------------------- -------------------- -----------
                               10.403545          13.279886             27.65%                 7,143       1998
                          ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          10.403545              4.04%                 3,430       1997
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VIP III Growth                 12.754941          13.100322              2.71%                84,838       1999
Opportunities             ------------------- ------------------- ------------------- -------------------- -----------
Portfolio - Q                  10.391285          12.754941             22.75%                60,778       1998
                          ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          10.391285              3.91%                 1,056       1997
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------
VIP III Growth                 12.754941          13.100322              2.71%                76,283       1999
Opportunities             ------------------- ------------------- ------------------- -------------------- -----------
Portfolio - NQ                 10.391285          12.754941             22.75%                57,554       1998
                          ------------------- ------------------- ------------------- -------------------- -----------
                               10.000000          10.391285              3.91%                 7,724       1997
------------------------- ------------------- ------------------- ------------------- -------------------- -----------

------------------------- ------------------- ------------------- ------------------- -------------------- -----------


1 These underlying mutual funds were added to the variable account on January
  20, 1997. Condensed Financial Information for these funds for 1997 reflects values from January 20, 1997 to December 31, 1997.

2 These underlying mutual funds were added to the variable account on October
  26, 1996. Condensed Financial Information for these funds for 1996 reflects values from October 26, 1996 to December 31, 1996.

  On March 14, 1997, pursuant to an SEC order, the following fund replacements occurred:

  i) the VIP High Income Portfolio replaced the Fidelity Advisor Annuity High Yield Fund;

  j) the VIP Money Market Portfolio replaced the Fidelity Advisor Annuity Money Market Fund;

  k) the VIP Overseas Portfolio replaced the Fidelity Advisor Annuity Overseas Fund; and

  l) the VIP II Investment Grade Bond Portfolio replaced the Fidelity Advisor Annuity Government Investment Fund.